UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (98.5%)
Government Obligations (57.1%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
$515,000	County of Sarasota FL	7.016%	10/01/40	$572,747
1,185,000	Douglas County Public Utility District No. 1	5.450%	09/01/40	1,287,052
1,050,000	New Jersey Transportation Trust Fund Authority	5.754%	12/15/28	1,142,809
3,055,000	Port Authority of New York & New Jersey (b)	4.926%	10/01/51	3,140,632
				6,143,240
U.S. Government Agencies and Obligations (55.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (16.3%)
912,126		3.500%	10/01/25	951,736
966,102		3.500%	12/01/40	992,982
987,490		3.500%	02/01/41	1,014,964
3,000,000	(b)	4.000%	10/01/26	3,154,688
1,395,847		4.000%	09/01/40	1,468,766
1,431,440		4.000%	10/01/40	1,500,626
2,210,938		4.000%	11/01/40	2,333,691
1,905,324		4.000%	11/01/40	2,004,857
980,966		4.000%	02/01/41	1,031,138
1,997,363		4.000%	08/01/41	2,095,775
1,450,000	(b)	4.000%	10/01/41	1,517,516
1,960,594		4.500%	01/01/41	2,076,963
1,493,458	(c)	4.500%	02/01/41	1,582,101
1,972,992	(b)	4.500%	03/01/41	2,097,187
983,285		4.500%	04/01/41	1,052,401
978,896		4.500%	04/01/41	1,047,704
3,365,000	(b)	4.500%	10/01/41	3,559,013
649,287	(c)	5.000%	04/01/35	699,512
386,993	(c)	5.000%	08/01/35	416,929
1,162,489	(c)	5.000%	11/01/35	1,252,413
1,362,945	(c)	5.000%	11/01/39	1,487,754
1,829,429		5.000%	03/01/40	1,996,955
1,372,264		5.000%	03/01/40	1,504,787
1,760,232		5.000%	03/01/40	1,909,321
1,316,531		5.000%	03/01/40	1,443,672
1,351,202		5.000%	04/01/40	1,459,734
902,895		5.000%	08/01/40	970,480
241,846	(c)	5.500%	12/01/17	263,762
476,229	(c)	5.500%	06/01/20	519,664
670,199	(c)	5.500%	10/01/20	727,137
524,155		5.500%	11/01/23	572,754
1,014,907	(c)	5.500%	05/01/34	1,124,232
1,511,186	(c)	5.500%	05/01/34	1,673,970
1,193,254	(c)	5.500%	10/01/34	1,315,824
842,114	(c)	5.500%	07/01/35	917,298

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$1,036,909	(c)	5.500%	07/01/35	$1,137,586
1,752,417	(c)	5.500%	10/01/35	1,932,423
2,073,691	(c)	5.500%	12/01/38	2,275,034
1,381,295	(c)	6.000%	11/01/33	1,531,381
195,425	(c)	6.500%	09/01/32	221,202
1,292,208	(c)	6.500%	06/01/36	1,454,327
951,245	(c)	7.000%	12/01/37	1,092,844
				59,383,103
Federal National Mortgage Association (FNMA) (24.7%)
930,573		3.500%	11/01/25	973,151
944,806		3.500%	01/01/26	988,035
3,700,000	(b)	3.500%	10/01/26	3,863,031
968,928		3.500%	11/01/40	996,421
974,330		3.500%	01/01/41	1,001,977
519,954		3.500%	02/01/41	534,708
3,005,020	(b)	3.500%	02/01/41	3,090,288
2,007,660		3.500%	02/01/41	2,064,627
1,775,000	(b)	4.000%	10/01/26	1,870,406
979,153		4.000%	12/01/40	1,034,934
1,466,773		4.000%	04/01/41	1,545,520
1,473,170		4.000%	04/01/41	1,552,261
1,972,540		4.000%	08/01/41	2,069,503
5,895,000	(b)	4.000%	10/01/41	6,178,697
3,995,000	(b)	4.500%	10/01/26	4,250,305
917,747		4.500%	03/01/39	974,868
973,950		4.500%	06/01/39	1,041,873
2,233,369		4.500%	04/01/40	2,406,571
2,941,164		4.500%	04/01/41	3,178,449
1,958,583		4.500%	04/01/41	2,080,485
1,992,655	(b)	4.500%	07/01/41	2,116,677
1,994,452		4.500%	07/01/41	2,118,585
1,055,000	(b)	4.500%	10/01/41	1,119,124
99,111		5.000%	05/01/18	107,977
204,480		5.000%	06/01/18	219,232
452,588		5.000%	07/01/18	490,421
631,724		5.000%	07/01/23	690,343
349,380		5.000%	11/01/33	377,596
150,448		5.000%	05/01/34	162,551
1,806,957		5.000%	12/01/34	1,952,888
455,598		5.000%	04/01/35	492,250
988,189	(c)	5.000%	08/01/35	1,066,915
781,688		5.000%	04/01/38	859,596
870,869		5.000%	12/01/39	957,665
993,122		5.000%	04/01/41	1,087,138

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$282,065	(c)	5.500%	01/01/17	$306,068
70,383		5.500%	09/01/17	76,720
256,601		5.500%	02/01/18	279,993
505,227		5.500%	03/01/18	548,536
1,578,851	(c)	5.500%	04/01/33	1,733,493
551,194		5.500%	10/01/33	602,472
458,531	(c)	5.500%	12/01/33	503,194
639,742		5.500%	01/01/34	699,258
212,833		5.500%	01/01/34	232,634
524,505		5.500%	02/01/34	580,348
360,028		5.500%	03/01/34	393,296
1,018,007	(c)	5.500%	03/01/34	1,131,483
1,516,569	(c)	5.500%	04/01/34	1,685,619
175,792		5.500%	04/01/34	192,036
982,694	(c)	5.500%	04/01/34	1,073,501
156,818		5.500%	04/01/34	171,309
190,228		5.500%	09/01/34	210,481
848,523	(c)	5.500%	02/01/35	936,478
1,373,500	(c)	5.500%	04/01/35	1,512,009
635,692		5.500%	06/01/35	694,036
951,107	(c)	5.500%	08/01/35	1,039,292
1,066,858	(c)	5.500%	10/01/35	1,185,779
746,434		5.500%	11/01/35	814,943
519,110		5.500%	12/01/35	567,745
677,961		5.500%	12/01/39	746,329
372,493	(c)	6.000%	09/01/17	404,033
445,983		6.000%	08/01/23	488,241
578,768	(c)	6.000%	10/01/32	647,620
475,432		6.000%	10/01/32	527,881
793,756	(c)	6.000%	11/01/32	881,314
955,391	(c)	6.000%	03/01/33	1,064,995
126,816		6.000%	04/01/33	140,774
561,345		6.000%	12/01/33	623,128
508,455		6.000%	01/01/36	567,118
517,225		6.000%	08/01/37	570,758
739,534		6.000%	09/01/37	826,937
752,598		6.000%	10/01/38	845,309
795,055		6.000%	12/01/38	884,548
252,383		6.500%	12/01/31	285,657
83,272	(c)	6.500%	02/01/32	94,280
422,498		6.500%	04/01/32	478,375
162,628		6.500%	05/01/32	184,366
352,226		6.500%	07/01/32	398,065
488,326		6.500%	08/01/32	552,479

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$117,786		6.500%	09/01/32	$133,135
221,663		6.500%	09/01/32	250,248
433,362		6.500%	10/01/32	489,618
643,208		6.500%	11/01/36	715,736
178,621		6.500%	08/01/37	198,911
738,761		6.500%	11/01/37	821,603
831,789		6.500%	11/01/39	917,264
288,725	(c)	7.000%	07/01/31	332,551
385,931	(c)	7.000%	09/01/31	444,503
39,343		7.000%	09/01/31	45,599
488,036	(c)	7.000%	11/01/31	565,901
102,528		7.000%	02/01/32	118,113
63,516		7.000%	03/01/32	73,181
250,377		7.000%	07/01/32	288,448
272,160		7.500%	04/01/31	319,357
64,793		7.500%	05/01/31	76,119
				89,688,285
Government National Mortgage Association (GNMA) (2.0%)
14,708,811	(c) (d) (e)	0.483%	06/17/45	359,851
891,072		2.629%	09/16/33	906,464
645,499		4.650%	07/16/31	680,607
1,000,000		4.920%	05/16/34	1,064,028
71,555		5.000%	12/15/39	79,353
1,741,622		5.000%	01/15/40	1,924,342
1,072,300	(c)	5.500%	07/15/38	1,190,288
871,507		5.500%	10/15/38	971,758
19,893		8.500%	10/15/22	20,520
				7,197,211
U.S. Treasury (12.4%)
8,324,000	U.S. Treasury Bond	4.375%	05/15/41	10,753,609
7,115,000	U.S. Treasury Bond (f)	5.375%	02/15/31	10,008,806
1,110,000	U.S. Treasury Note	0.250%	09/15/14	1,104,539
1,650,000	U.S. Treasury Note	0.500%	08/15/14	1,654,257
5,050,000	U.S. Treasury Note	0.750%	09/15/13	5,095,172
2,765,000	U.S. Treasury Note	1.000%	08/31/16	2,771,912
4,245,000	U.S. Treasury Note	1.500%	08/31/18	4,265,563
1,291,542	U.S. Treasury Note (g)	1.875%	07/15/13	1,351,882
6,555,000	U.S. Treasury Note	2.125%	08/15/21	6,670,761
1,420,000	U.S. Treasury Note	2.625%	12/31/14	1,516,627
				45,193,128
	Total government obligations (cost: $196,977,868)			207,604,967

Asset-Backed Securities (5.6%)
962,821	AmeriCredit Automobile Receivables Trust	0.840%	06/09/14	962,736

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Asset-Backed Securities—continued
$1,000,000	AmeriCredit Automobile Receivables Trust	2.850%	08/08/16	$1,007,983
1,180,000	Chrysler Financial Auto Securitization Trust	1.650%	11/08/13	1,182,306
3,080,000	Citibank Omni Master Trust - 144A Issue (e) (h)	2.329%	05/16/16	3,106,214
218,102	Conseco Financial Corp.	6.400%	10/15/18	224,183
735,606	Conseco Financial Corp.	7.300%	11/15/28	756,934
452,866	Conseco Financial Corp.	7.400%	06/15/27	481,224
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (e) (i) (j)	5.200%	12/15/35	1,620,907
2,029,261	Countrywide Asset-Backed Certificates (e)	5.934%	05/25/37	1,199,549
775,026	Countrywide Asset-Backed Certificates (e)	5.962%	03/25/34	414,293
262,790	Ford Credit Auto Owner Trust	2.790%	08/15/13	264,662
3,095,000	GMAC Mortgage Corp. Loan Trust (c) (e)	5.952%	08/25/37	1,998,197
1,302,512	GMAC Mortgage Corp. Loan Trust (c) (k)	6.088%	10/25/36	849,898
345,155	JPMorgan Auto Receivables Trust - 144A Issue (j)	7.090%	02/15/14	345,276
1,497,826	Origen Manufactured Housing (e)	5.700%	01/15/35	1,567,163
574,924	Origen Manufactured Housing (e)	5.730%	11/15/35	607,301
646,314	Origen Manufactured Housing (e)	5.860%	06/15/36	675,190
3,000,000	World Financial Network Credit Card Master Trust	4.600%	09/15/15	3,013,610
	Total asset-backed securities (cost: $22,995,513)			20,277,626

Other Mortgage-Backed Securities (7.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.4%)
1,465,942	Banc of America Alternative Loan Trust (e)	5.618%	11/25/35	75,458
372,036	Banc of America Alternative Loan Trust (e)	5.618%	11/25/35	4
1,258,724	Banc of America Alternative Loan Trust (e)	5.656%	01/25/36	34,289
22,016	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	—
57,000	BHN I Mortgage Fund - 144A Issue (i) (j) (l) (m)	0.010%	07/01/12	—
85,016	BlackRock Capital Finance LP - 144A Issue (h)	7.750%	09/25/26	17,003
469,763	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (h) (k)	6.240%	10/25/36	498,789
767,627	Global Mortgage Securitization Ltd. (c) (l)	5.250%	04/25/32	622,766
413,861	Global Mortgage Securitization Ltd. - 144A Issue (c) (j) (l)	5.250%	11/25/32	345,299
957,053	Global Mortgage Securitization Ltd. - 144A Issue (c) (j) (l)	5.250%	11/25/32	746,034
1,050,348	JPMorgan Mortgage Trust (e)	2.806%	11/25/33	811,859
456,939	JPMorgan Mortgage Trust (e)	4.637%	04/25/37	349,856
52,834	Mellon Residential Funding Corp.	6.750%	06/25/28	56,026
1,609,987	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,461,891
				5,019,274
Commercial Mortgage-Backed Securities (6.5%)
2,445,000	Asset Securitization Corp. (e)	7.431%	02/14/43	2,550,932
192,705	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	15,474
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (e) (j)	5.805%	01/15/46	3,002,806
994,288	Commercial Mortgage Asset Trust (e)	6.975%	01/17/32	1,029,945
2,000,000	Extended Stay America Trust - 144A Issue (h)	4.221%	11/05/27	1,922,462

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Other Mortgage-Backed Securities—continued
$950,000	First Union National Bank Commercial Mortgage - 144A Issue (e) (h)	7.348%	12/12/33	$947,937
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (c) (e) (h)	6.314%	08/11/36	1,119,334
1,955,760	Hometown Commercial Mortgage - 144A Issue (j)	5.506%	11/11/38	1,162,257
1,710,318	Hometown Commercial Mortgage - 144A Issue (j)	6.057%	06/11/39	972,271
11,149,728	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (j)	2.238%	12/05/27	1,439,385
2,165,000	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (h)	5.633%	12/05/27	2,361,788
615,000	Multi Security Asset Trust - 144A Issue (e) (j)	5.880%	11/28/35	276,750
925,000	Multi Security Asset Trust - 144A Issue (e) (j)	5.880%	11/28/35	370,000
1,080,000	Prudential Commercial Mortgage Trust - 144A Issue (h)	4.775%	02/11/36	1,021,297
2,515,000	Timberstar Trust - 144A Issue (h)	6.208%	10/15/36	2,484,184
1,475,000	Vornado DP LLC - 144A Issue (h)	4.004%	09/13/28	1,479,142
1,485,000	WF-RBS Commercial Mortgage Trust - 144A Issue (h)	3.791%	02/15/44	1,518,861
				23,674,825
	Total other mortgage-backed securities (cost: $35,770,281)			28,694,099

Corporate Obligations (27.9%)
Capital Goods (1.6%)
Containers-Metal/Glass (0.3%)
1,100,000	Ball Corp.	7.125%	09/01/16	1,155,000
Manufacturing (1.3%)
1,335,000	Cargill, Inc. 144A Issue (h)	4.307%	05/14/21	1,447,406
2,220,000	Tyco International Finance SA (l)	8.500%	01/15/19	2,897,883
300,000	Valmont Industries, Inc.	6.625%	04/20/20	348,763
				4,694,052
Communications (0.5%)
Cable / Satellite TV (0.5%)
1,820,000	DISH DBS Corp.	7.750%	05/31/15	1,865,500

Consumer Cyclical (0.7%)
Auto / Truck Parts & Equipment-Original (0.1%)
290,000	Delphi Corp. - 144A Issue (h)	6.125%	05/15/21	269,700
Retail-Drug Store (0.6%)
1,900,000	CVS Caremark Corp.	5.750%	05/15/41	2,128,378

Consumer Staples (1.0%)
Tobacco (1.0%)
2,600,000	Altria Group, Inc.	10.200%	02/06/39	3,768,536

Consumer, Non-cyclical (0.5%)
Beverages (0.5%)
1,750,000	Pernod-Ricard SA - 144A Issue (h)	5.750%	04/07/21	1,918,093

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Corporate Obligations—continued
Energy (4.3%)
Oil Refining & Marketing (0.3%)
$1,230,000	Schlumberger Norge - 144A Issue (h)	1.950%	09/14/16	$1,223,209
Pipelines (4.0%)
1,905,000	El Paso Natural Gas Co.	7.500%	11/15/26	2,238,438
400,000	El Paso Pipeline Partners Operating Co. LLC	5.000%	10/01/21	400,700
2,300,000	Energy Transfer Partners LP	9.000%	04/15/19	2,770,543
1,520,000	Kinder Morgan Finance Co. LLC - 144A Issue (h)	6.000%	01/15/18	1,504,800
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,385,572
2,150,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	2,397,409
1,835,000	Western Gas Partners LP	5.375%	06/01/21	1,841,037
700,000	Williams Partners LP / Williams Partners Finance Corp.	7.250%	02/01/17	811,745
				14,350,244
Financial (9.0%)
Banks (3.6%)
2,385,000	Citigroup, Inc.	6.125%	05/15/18	2,558,160
990,000	Discover Bank/Greenwood	8.700%	11/18/19	1,131,121
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,252,959
1,835,000	Morgan Stanley	6.250%	08/28/17	1,811,969
1,750,000	The Goldman Sachs Group, Inc.	6.250%	09/01/17	1,822,641
640,000	US Bank NA (e)	3.778%	04/29/20	648,093
				13,224,943
Finance-Credit Card (0.6%)
1,890,000	Capital One Bank USA NA	8.800%	07/15/19	2,226,637
Finance-Diversified (0.6%)
805,000	Discover Financial Services	6.450%	06/12/17	837,927
1,270,000	International Lease Finance Corp. - 144A Issue (h)	6.500%	09/01/14	1,270,000
				2,107,927
Insurance (2.1%)
1,480,000	Metropolitan Life Global Funding I - 144A Issue (h)	2.500%	09/29/15	1,491,315
487,000	OneBeacon US Holdings, Inc. (j)	5.875%	05/15/13	499,142
2,050,000	StanCorp Financial Group, Inc. (j)	6.875%	10/01/12	2,140,671
1,710,000	Symetra Financial Corp. - 144A Issue (j)	6.125%	04/01/16	1,804,182
1,050,000	Symetra Financial Corp. - 144A Issue (e) (h)	8.300%	10/15/37	1,013,250
470,000	XL Capital Finance Europe PLC (l)	6.500%	01/15/12	476,992
				7,425,552
Real Estate Investment Trust-Health Care (1.1%)
1,060,000	HCP, Inc.	6.700%	01/30/18	1,145,318
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,637,541
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,357,599
				4,140,458

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Financial—continued
Real Estate Investment Trust-Retail (0.5%)
$1,580,000	WEA Finance LLC / WT Finance Aust Pty Ltd. - 144A Issue (h)	7.500%	06/02/14	$1,762,507
Real Estate Operation/Development (0.5%)
1,745,000	Colonial Realty LP	5.500%	10/01/15	1,776,946

Health Care (3.2%)
Drugs (0.8%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,848,482
Health Care Providers & Services (0.1%)
200,000	Coventry Health Care, Inc.	6.125%	01/15/15	221,354
Medical Labs & Testing Services (0.5%)
1,780,000	Quest Diagnostics, Inc.	5.750%	01/30/40	1,924,123
Medical Products/Supplies (1.4%)
2,700,000	Bio-Rad Laboratories, Inc.	4.875%	12/15/20	2,794,500
1,865,000	Boston Scientific Corp.	6.000%	01/15/20	2,090,894
				4,885,394
Medical-Biomedical / Genetics (0.4%)
1,445,000	Genzyme Corp.	3.625%	06/15/15	1,545,351

Technology (2.3%)
Computer Hardware (0.8%)
2,770,000	Hewlett-Packard Co.	3.000%	09/15/16	2,793,099
Computer Software & Services (0.4%)
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,691,492
Software (1.1%)
940,000	Dun & Bradstreet Corp.	2.875%	11/15/15	968,613
2,605,000	Oracle Corp. - 144A Issue (h)	5.375%	07/15/40	3,021,792
				3,990,405

Transportation (2.4%)
Airlines (1.6%)
577,424	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	577,424
1,788,219	Continental Airlines 2006-1 Class G Pass Through Trust	0.677%	06/02/15	1,716,690
1,918,244	United Air Lines, Inc.	10.400%	05/01/18	2,071,704
1,815,000	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	1,633,500
				5,999,318
Transport-Rail (0.8%)
2,860,000	BNSF Funding Trust I (e)	6.613%	12/15/55	2,877,875

Utilities (2.4%)
Electric Companies (1.2%)
1,725,000	CMS Energy Corp.	8.750%	06/15/19	2,010,563
2,230,000	Southwestern Electric Power Co.	5.550%	01/15/17	2,459,958
				4,470,521

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Corporate Obligations—continued
Utilities—continued
Electric-Integrated (1.0%)
$580,000	CMS Energy Corp.	2.750%	05/15/14	$567,777
2,895,000	NextEra Energy Capital Holdings, Inc.	4.500%	06/01/21	3,062,684
				3,630,461
Multi-Utilities (0.2%)
735,000	PSEG Power LLC	2.750%	09/15/16	731,696
	Total corporate obligations (cost: $98,732,625)			101,647,253
	Total long-term debt securities (cost: $354,476,287)			358,223,945

Shares
Short-Term Securities (10.7%)
Investment Companies (10.7%)
11,219,579	Dreyfus Treasury Cash Management Fund, current rate 0.010%	11,219,579
27,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	27,000,000
746,592	SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592
	Total short-term securities (cost: $38,966,171)	38,966,171
	Total investments in securities (cost: $ 393,442,458) (n)	$397,190,116
	Liabilities in excess of cash and other assets (-9.2%)	(33,493,000)
	Total net assets (100.0%)	$363,697,116

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	At September 30, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $35,872,541.
(c)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2011.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Variable rate security.
(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2011, securities with an aggregate market value of $562,688 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
2 Year U.S. Treasury Note	December 2011	25	Long	$—	$4,738
5 Year U.S. Treasury Note	December 2011	245	Long	77,984	—
10 Year U.S. Treasury Note	December 2011	188	Short	—	276,503
30 Year U.S. Treasury Bond	December 2011	10	Long	70,292	—
		468		$148,276	$281,241

See accompanying notes to investments in securities.

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(j)

Represents ownership in an illiquid security. (See Note 5 of the notes to investments in securities.) Information concerning the illiquid securities held at September 30, 2011, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
BHN I Mortgage Fund - 144A Issue *	Various	$69,485
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue *	2/28/06	3,563,973
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,754,856
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	469,450
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	1,080,491
Hometown Commercial Mortgage - 144A Issue *	11/28/06	2,209,665
Hometown Commercial Mortgage - 144A Issue *	6/7/07	2,046,033
JPMorgan Auto Receivables Trust - 144A Issue *	11/7/07	339,348
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	1,466,366
Multi Security Asset Trust - 144A Issue *	2/24/05	617,169
Multi Security Asset Trust - 144A Issue *	2/24/05	905,457
OneBeacon US Holdings, Inc.	Various	484,600
StanCorp Financial Group, Inc.	9/20/02	2,047,074
Symetra Financial Corp. - 144A Issue *	Various	1,707,007
		$18,760,974

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(k)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(l)	The Portfolio held 1.4% of net assets in foreign securities at September 30, 2011.
(m)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(n)

At September 30, 2011 the cost of securities for federal income tax purposes was $393,497,281. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$15,593,853
	Gross unrealized depreciation	(11,901,018)
	Net unrealized appreciation	$3,692,835

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Rate	Maturity	Fair Value(a)
Commercial Paper (31.5%)
Consumer Staples (14.3%)
Beverages (3.2%)
$1,000,000	Coca-Cola Co. (b)	0.122%	12/20/11	$999,733
2,500,000	Coca-Cola Co. (b)	0.162%	10/04/11	2,499,967
				3,499,700
Food (3.2%)
1,000,000	Nestle Capital Corp. (b)	0.051%	11/04/11	999,953
1,500,000	Nestle Capital Corp. (b)	0.112%	10/21/11	1,499,908
1,000,000	Nestle Capital Corp. (b)	0.152%	10/11/11	999,958
				3,499,819
Food & Staples Retailing (2.9%)
1,750,000	Wal-Mart Stores, Inc. (b)	0.081%	11/18/11	1,749,814
1,500,000	Wal-Mart Stores, Inc. (b)	0.081%	11/23/11	1,499,823
				3,249,637
Personal Care (5.0%)
2,000,000	Johnson & Johnson (b)	0.041%	10/07/11	1,999,986
1,000,000	Proctor & Gamble Co. (b)	0.061%	10/21/11	999,967
2,500,000	Proctor & Gamble Co. (b)	0.101%	10/14/11	2,499,910
				5,499,863
Financial (5.0%)
Banks (1.8%)
2,000,000	US Bank NA	0.152%	11/17/11	1,999,608
Insurance (3.2%)
1,000,000	New York Life Cap Corp. (b)	0.172%	12/08/11	999,679
2,000,000	New York Life Cap Corp. (b)	0.172%	12/13/11	1,999,311
500,000	New York Life Cap Corp. (b)	0.183%	12/05/11	499,837
				3,498,827
Health Care (7.2%)
Drugs (3.6%)
2,500,000	Abbott Laboratories (b)	0.030%	10/25/11	2,499,950
1,500,000	Abbott Laboratories (b)	0.091%	11/08/11	1,499,858
				3,999,808
Health Care Equipment (2.3%)
2,500,000	Medtronic, Inc. (b)	0.152%	10/12/11	2,499,885
Medical Labs & Testing Services (1.3%)
1,500,000	Roche Holdings, Inc. (b)	0.071%	10/26/11	1,499,927

Industrials (1.4%)
Transportation (1.4%)
1,500,000	United Parcel Service, Inc. (b)	0.005%	11/02/11	1,499,993

Technology (3.6%)
Aerospace & Defense (1.8%)
2,000,000	Honeywell International (b)	0.122%	12/28/11	1,999,413

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Fair Value(a)
Commercial Paper—continued
Technology—continued
Computer Hardware (1.8%)
$1,000,000	Hewlett-Packard Co. (b)	0.150%	11/01/11	$999,873
1,000,000	Hewlett-Packard Co. (b)	0.152%	10/31/11	999,875
				1,999,748
	Total Commercial Paper (cost: $34,746,228)			34,746,228

Corporate Bonds & Notes (12.3%)
Financial (11.8%)
Banks (8.1%)
2,000,000	JPMorgan Chase & Co. (c)	0.010%	10/03/11	2,000,000
3,000,000	JPMorgan Chase & Co. (c)	0.483%	06/25/12	3,003,086
2,740,000	Morgan Stanley (c)	0.496%	01/09/12	2,740,563
1,250,000	Wachovia Corp. (c)	0.383%	04/23/12	1,250,988
				8,994,637
Diversified Financial Services (3.7%)
923,000	General Electric Capital Corp. (c)	0.478%	11/21/11	923,250
3,110,000	General Electric Capital Corp. (c)	0.537%	03/12/12	3,114,071
				4,037,321
Technology (0.5%)
Computer Hardware (0.5%)
500,000	International Business Machines Corp. (c)	0.377%	06/15/12	500,237
	Total Corporate Bonds & Notes (cost: $13,532,195)			13,532,195

U.S. Government Obligations (41.7%)
Discount Notes (29.7%)
2,000,000	Federal Home Loan Mortgage Corporation	0.020%	11/22/11	1,999,942
1,000,000	Federal Home Loan Mortgage Corporation	0.025%	12/27/11	999,940
3,000,000	Federal Home Loan Mortgage Corporation	0.036%	10/18/11	2,999,950
2,000,000	Federal Home Loan Mortgage Corporation	0.036%	12/21/11	1,999,843
1,000,000	Federal Home Loan Mortgage Corporation	0.041%	10/24/11	999,974
1,000,000	Federal Home Loan Mortgage Corporation	0.041%	01/13/12	999,884
1,400,000	Federal National Mortgage Association	0.010%	11/09/11	1,399,985
900,000	Federal National Mortgage Association	0.020%	11/09/11	899,981
1,300,000	Federal National Mortgage Association	0.020%	11/16/11	1,299,967
2,000,000	Federal National Mortgage Association	0.025%	11/30/11	1,999,917
3,000,000	Federal National Mortgage Association	0.030%	10/19/11	2,999,955
2,000,000	Federal National Mortgage Association	0.030%	12/19/11	1,999,868
3,000,000	Federal National Mortgage Association	0.041%	10/03/11	2,999,993
2,000,000	Federal National Mortgage Association	0.046%	11/28/11	1,999,855
2,000,000	Federal National Mortgage Association	0.051%	11/07/11	1,999,897
100,000	Federal National Mortgage Association	0.051%	11/09/11	99,995
3,000,000	Federal National Mortgage Association	0.081%	10/05/11	2,999,973

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Fair Value(a)
U.S. Government Obligations—continued
Discount Notes—continued
$2,000,000	Federal National Mortgage Association	0.162%	10/19/11	$1,999,840
				32,698,759
U.S. Treasury (12.0%)
2,000,000	U.S. Treasury Bill	0.007%	11/10/11	1,999,984
2,000,000	U.S. Treasury Bill	0.010%	10/27/11	1,999,986
1,500,000	U.S. Treasury Bill	0.010%	12/01/11	1,499,976
2,500,000	U.S. Treasury Bill	0.015%	10/06/11	2,499,995
2,250,000	U.S. Treasury Bill	0.057%	10/20/11	2,249,934
3,000,000	U.S. Treasury Bill	0.061%	10/13/11	2,999,940
				13,249,815
	Total U.S. Government Obligations (cost: $45,948,574)			45,948,574

Other Short-Term Investments (7.7%)
Asset Backed Securities (7.7%)
255,084	AmeriCredit Automobile Receivables Trust	0.323%	04/09/12	255,084
282,249	Ford Credit Auto Owner Trust - 144A Issue (d)	0.219%	08/15/12	282,249
635,485	Harley-Davidson Motorcycle Trust	0.289%	09/04/12	635,485
96,493	Honda Auto Receivables Owner Trust	0.251%	06/18/12	96,493
62,351	Hyundai Auto Receivables Trust	0.318%	02/15/12	62,351
2,461,444	Mercedes-Benz Auto Receivables Trust	0.217%	07/16/12	2,460,908
1,000,000	Nissan Auto Lease Trust (e)	0.350%	10/15/12	1,000,000
2,000,000	Nissan Auto Lease Trust	0.372%	09/17/12	2,000,000
476,300	Santander Drive Auto Receivables Trust	0.286%	06/15/12	476,300
634,609	Santander Drive Auto Receivables Trust	0.312%	05/15/12	634,609
363,372	Volkswagen Auto Loan Enhanced Trust	0.288%	04/20/12	363,372
187,744	World Omni Auto Receivables Trust	0.294%	03/15/12	187,744
	Total Other Short-Term Investments (cost: $8,454,595)			8,454,595

Shares
Investment Companies (11.8%)
7,100,000	Federated Government Obligations Fund, current rate 0.010%			7,100,000
2,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%			2,000,000
3,000,000	STIT-Government & Agency Portfolio, current rate 0.020%			3,000,000
958,816	Wells Fargo & Co., current rate 0.010%			958,816
	Total Investment Companies (cost: $13,058,816)			13,058,816
	Total investments in securities (cost: $115,740,408) (f)			$115,740,408
	Liabilities in excess of cash and other assets (-5.0%)			(5,562,216)
	Total net assets (100.0%)			$110,178,192

Investments in Securities Legend

(a)     Securities are valued by procedures described in Note 2 of the notes to investments in securities.

See accompanying notes to investments in securities.

(b)    Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 29.7% of the Portfolio’s net assets as of September 30, 2011.

(c)     Variable rate security.

(d)    Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)     These securities are being fair-valued according to procedures approved by the Board of Directors.

(f)       Also represents the cost of securities for federal income tax purposes at September 30, 2011.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (88.7%)
U.S. Government Agencies and Obligations (88.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (19.4%)
$223,384		2.757%	05/25/20	$232,450
456,063		3.500%	10/01/25	475,868
966,102		3.500%	12/01/40	992,982
493,745		3.500%	02/01/41	507,482
930,565		4.000%	09/01/40	979,177
968,872		4.000%	03/01/41	1,020,545
3,115,000	(b)	4.000%	10/01/41	3,260,042
244,314		4.500%	07/15/33	258,400
963,433		4.500%	09/01/40	1,020,616
980,297		4.500%	01/01/41	1,038,482
986,496	(b)	4.500%	03/01/41	1,048,594
1,330,000	(b)	4.500%	10/01/41	1,406,683
338,077	(c)	5.000%	04/15/17	341,040
302,176		5.000%	03/01/23	329,375
220,028		5.000%	05/01/29	236,533
84,316		5.000%	05/15/31	85,445
425,897	(c)	5.000%	08/01/35	458,842
483,829	(c)	5.000%	11/01/35	521,256
1,672,325	(c)	5.000%	11/01/39	1,825,464
457,421		5.000%	03/01/40	501,596
438,844		5.000%	03/01/40	481,224
317,486	(c)	5.500%	06/01/20	346,443
439,510	(c)	5.500%	10/01/20	476,849
524,155		5.500%	11/01/23	572,754
239,287	(c)	5.500%	05/01/34	265,063
353,494	(c)	5.500%	05/01/34	391,572
359,533	(c)	6.000%	09/01/22	393,543
715,052	(c)	6.000%	11/01/33	792,747
320,854		6.250%	12/15/23	364,236
173,716		6.500%	11/01/32	196,052
				20,821,355
Federal National Mortgage Association (FNMA) (52.2%)
1,500,000		3.140%	08/01/15	1,573,178
205,642		3.500%	11/01/25	215,051
472,403		3.500%	01/01/26	494,018
175,000	(b)	3.500%	10/01/26	182,711
41,139		3.500%	06/25/33	41,669
484,464		3.500%	11/01/40	498,211
292,299		3.500%	01/01/41	300,593
589,135		3.500%	01/01/41	605,852
808,911		3.500%	02/01/41	831,864
2,000,000	(b)	4.000%	10/01/26	2,107,500

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$293,655		4.000%	04/01/41	$309,421
2,285,000	(b)	4.000%	10/01/41	2,394,966
51,447		4.500%	04/01/21	55,013
270,319		4.500%	11/01/23	292,297
605,000		4.500%	07/25/24	662,582
715,275		4.500%	04/01/25	762,620
917,747		4.500%	03/01/39	974,868
961,746		4.500%	04/01/40	1,036,331
1,065,000	(b)	4.500%	10/01/41	1,129,732
465,823	(c)	5.000%	05/01/18	507,491
249,209	(c)	5.000%	10/01/20	269,482
500,000		5.000%	06/25/23	562,560
1,210,568	(c)	5.000%	11/01/33	1,308,334
1,315,483	(c)	5.000%	03/01/34	1,421,311
737,576	(c)	5.000%	03/01/34	796,912
971,775	(c)	5.000%	03/01/34	1,050,256
307,916		5.000%	05/01/34	332,688
285,034		5.000%	12/01/34	308,053
455,598		5.000%	04/01/35	492,250
602,476		5.000%	07/01/35	651,132
889,861		5.000%	07/01/35	961,448
917,557		5.000%	07/01/35	991,373
830,098		5.000%	06/01/39	912,831
753,301		5.000%	12/01/39	828,380
367,188		5.000%	06/01/40	399,424
496,561		5.000%	04/01/41	543,569
235,054		5.500%	01/01/17	255,057
277,407		5.500%	02/01/18	302,695
637,849	(c)	5.500%	03/01/18	692,527
362,654		5.500%	08/01/23	397,412
432,154	(c)	5.500%	02/01/24	473,573
1,127,751	(c)	5.500%	04/01/33	1,238,209
139,256		5.500%	05/01/33	152,211
1,102,388	(c)	5.500%	10/01/33	1,204,944
96,067		5.500%	01/01/34	105,004
192,660		5.500%	01/01/34	210,583
176,707		5.500%	02/01/34	193,146
1,999,560	(c)	5.500%	03/01/34	2,222,448
1,516,569	(c)	5.500%	04/01/34	1,685,619
450,480	(c)	5.500%	04/01/34	492,107
210,811		5.500%	04/01/34	230,292
112,301		5.500%	05/01/34	122,678
634,094	(c)	5.500%	09/01/34	701,605
437,263		5.500%	10/01/34	477,942

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$645,964		5.500%	01/01/35	$712,922
427,787		5.500%	02/01/35	473,333
424,262		5.500%	02/01/35	468,239
94,287		5.500%	06/01/35	102,941
402,187		5.500%	08/01/35	439,477
172,266		5.500%	10/01/35	191,468
1,139,582	(c)	5.500%	09/01/36	1,244,886
97,478		5.500%	05/01/38	105,937
85,557		6.000%	09/01/32	95,000
770,232	(c)	6.000%	10/01/32	861,861
196,730		6.000%	10/01/32	218,434
688,796	(c)	6.000%	11/01/32	764,776
111,067		6.000%	11/01/32	123,319
263,808		6.000%	03/01/33	292,904
628,547	(c)	6.000%	03/01/33	700,654
319,899		6.000%	04/01/33	355,108
242,791		6.000%	12/01/33	272,015
295,833		6.000%	08/01/34	328,286
169,593		6.000%	09/01/34	187,888
93,909		6.000%	11/01/34	104,039
898,477	(c)	6.000%	12/01/34	995,400
176,634		6.000%	11/01/36	196,517
1,301,501		6.000%	01/01/37	1,436,206
517,225		6.000%	08/01/37	570,758
500,991		6.000%	09/01/37	560,201
284,377		6.000%	12/01/37	313,811
483,590		6.000%	12/01/38	538,024
219,777		6.500%	11/01/23	240,689
199,255		6.500%	02/01/32	225,636
157,998		6.500%	02/01/32	179,032
342,990		6.500%	02/01/32	388,332
259,376		6.500%	04/01/32	293,680
116,163		6.500%	05/01/32	131,690
673,487		6.500%	07/01/32	761,135
244,320		6.500%	07/01/32	276,232
16,147		6.500%	09/01/32	18,170
60,427		6.500%	09/01/34	67,619
42,139		6.500%	11/01/34	47,154
444,883		6.500%	03/01/35	500,610
212,029		6.500%	02/01/36	236,866
344,727		6.500%	06/01/36	385,358
115,359		6.500%	08/01/37	128,463
624,870	(c)	6.500%	09/01/37	694,550
352,804		7.000%	09/01/31	408,906

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Government Obligations—continued
$47,847		7.000%	11/01/31	$55,481
231,615		7.000%	02/01/32	266,754
39,786	(c)	7.000%	07/01/32	45,845
17,910		7.000%	10/01/37	20,569
27,244	(c)	7.000%	10/01/37	31,288
91,279		7.500%	04/01/31	107,108
				56,129,594
Government National Mortgage Association (GNMA) (17.0%)
7,259,433	(d) (e)	0.013%	03/16/42	1,198
10,280,251	(d) (e)	0.483%	06/17/45	251,506
5,368,705	(d) (e)	0.493%	03/16/34	91,461
2,659,342	(d) (e)	0.643%	07/16/40	55,256
1,782,143		2.629%	09/16/33	1,812,928
571,732		3.500%	11/15/40	598,723
1,946,816		4.000%	12/20/40	2,088,086
981,658		4.000%	02/15/41	1,052,278
2,955,000	(b)	4.000%	10/01/41	3,160,003
822,318		4.500%	06/15/40	898,919
1,000,000	(b)	4.500%	10/01/41	1,086,406
500,000		4.920%	05/16/34	532,014
468,728	(c)	5.000%	05/15/33	517,757
196,776		5.000%	12/15/39	218,220
2,612,433		5.000%	01/15/40	2,886,513
1,729,064		5.000%	07/15/40	1,900,740
561,090	(c)	5.500%	07/15/38	622,828
459,065		5.500%	10/15/38	511,873
				18,286,709
Vendee Mortgage Trust (0.1%)
87,094	Vendee Mortgage Trust	7.793%	02/15/25	103,468
	Total Government Obligations (cost: $91,563,773)			95,341,126

Asset-Backed Securities (4.5%)
280,099	ABFS Mortgage Loan Trust (f)	7.490%	12/25/31	197,738
29,685	BankAmerica Manufactured Housing Contract Trust (c)	7.800%	10/10/26	29,702
353,900	Conseco Financial Corp.	7.300%	11/15/28	364,160
234,899	Conseco Financial Corp. (d)	7.650%	10/15/27	241,796
87,514	Conseco Financial Corp.	8.300%	11/15/19	90,078
913,445	Countryplace Manufactured Housing Contract Trust - 144A Issue (c) (d) (h) (i)	4.800%	12/15/35	910,733
805,308	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (c) (f) (g)	5.970%	10/25/36	835,893
270,000	Ford Credit Auto Owner Trust	3.220%	03/15/16	279,661
452,550	Origen Manufactured Housing	4.750%	08/15/21	455,050
550,000	Origen Manufactured Housing	5.910%	01/15/37	571,747

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Fair Value(a)
Asset-Backed Securities—continued
$415,000	Santander Drive Auto Receivables Trust - 144A Issue (g)	3.020%	10/17/16	$413,798
101,480	Structured Asset Securities Corp. (f)	6.290%	11/25/32	85,505
122,223	Vanderbilt Mortgage Finance (d)	6.555%	03/07/23	122,136
183,112	Vanderbilt Mortgage Finance (d)	7.320%	09/07/25	186,197
	Total Asset-Backed Securities (cost: $4,834,099)			4,784,194

Other Mortgage-Backed Securities (6.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.4%)
347,178	Bear Stearns Mortgage Securities, Inc. (i)	8.000%	11/25/29	315,607
50,980	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	0.010%	07/01/12	—
10,000	BHN I Mortgage Fund - 144A Issue (d) (h) (i) (j) (k)	1.000%	03/25/12	—
425	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.540%	05/31/17	—
810,918	BlackRock Capital Finance LP - 144A Issue (g)	7.750%	09/25/26	162,184
492,656	Global Mortgage Securitization Ltd. (k)	5.250%	04/25/32	399,686
360,899	Global Mortgage Securitization Ltd. (d) (k)	5.414%	04/25/32	268,367
775,989	Global Mortgage Securitization Ltd. - 144A Issue (c) (h) (k)	5.250%	11/25/32	604,892
362,128	Global Mortgage Securitization Ltd. - 144A Issue (h) (k)	5.250%	11/25/32	302,136
261,420	JPMorgan Mortgage Trust (d)	2.806%	11/25/33	239,477
588,579	JPMorgan Mortgage Trust (d)	3.458%	07/25/35	12,478
22,233	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	21,256
66,958	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	55,219
4,481	Prudential Home Mortgage Securities - 144A Issue (d) (g)	7.910%	09/28/24	3,153
41,331	Residential Accredit Loans, Inc. - 144A Issue (g)	6.250%	03/25/14	37,298
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (d)	5.400%	11/25/35	117,168
14,535	Structured Asset Mortgage Investments, Inc. (d)	4.439%	05/02/30	8,631
9,407	Structured Asset Mortgage Investments, Inc. (d)	4.439%	05/02/30	5,617
				2,553,169
Commercial Mortgage-Backed Securities (3.6%)
687,247	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	55,184
456,210	Asset Securitization Corp. - 144A Issue (e) (h) (i)	2.433%	08/13/29	36,632
700,000	Extended Stay America Trust - 144A Issue (g)	4.221%	11/05/27	672,862
500,000	First Union National Bank Commercial Mortgage - 144A Issue (d) (g)	7.348%	12/12/33	498,914
13,985	GMAC Commercial Mortgage Sec. (h) (i)	5.940%	07/01/13	14,615
1,036,005	Hometown Commercial Mortgage - 144A Issue (h)	5.506%	11/11/38	615,671
145,981	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	147,401
3,703,495	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (h)	2.238%	12/05/27	478,106
500,000	LB-UBS Commercial Mortgage Trust (d)	5.497%	06/15/36	494,958
330,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	148,500
660,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	264,000
485,000	Prudential Commercial Mortgage Trust - 144A Issue (g)	4.775%	02/11/36	458,638
				3,885,481
	Total Other Mortgage-Backed Securities (cost: $10,928,721)			6,438,650
	Total Long-Term Debt Securities (cost: $107,326,593)			106,563,970

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (15.3%)
Investment Companies (15.3%)
2,133,407	Dreyfus Treasury Cash Management Fund, current rate 0.010%	$2,133,407
4,550,000	Federated Government Obligations Fund, current rate 0.010%	4,550,000
9,800,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000
	Total Short-Term Securities (cost: $16,483,407)	16,483,407
	Total investments in securities (cost: $123,810,000) (l)	$123,047,377
	Liabilities in excess of cash and other assets (-14.5%)	(15,570,214)
	Total net assets (100.0%)	$107,477,163

Investments in Securities Legend

(a)     Securities are valued by procedures described in Note 2 of the notes to investments in securities.

(b)    At September 30, 2011 the total cost of investments issued on a when-issued or forward commitment basis was $15,735,949.

(c)     Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2011.

(d)    Variable rate security.

(e)     Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)       Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(g)    Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)    Represents ownership in an illiquid security.  (See note 5 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at September 30, 2011, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost

Asset Securitization Corp. - 144A Issue *	Various	$622,325
BHN I Mortgage Fund - 144A Issue *	5/18/00	375
BHN I Mortgage Fund - 144A Issue *	9/06/02	1,073
BHN I Mortgage Fund - 144A Issue *	Various	61,027
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,071,041
GMAC Commercial Mortgage Sec. †	Various	25,372
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	410,769
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	876,073
Hometown Commercial Mortgage - 144A Issue *	11/28/06	1,214,527
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	487,051
Multi Security Asset Trust - 144A Issue *	2/24/05	331,164
Multi Security Asset Trust - 144A Issue *	2/24/05	646,056
		$5,127,081

*            A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†             Represents a private placement security.

(i)        These securities are being fair-valued according to procedures approved by the Board of Directors.

See accompanying notes to investments in securities.

(j)        Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)     The Portfolio held 1.5% of net assets in foreign securities at September 30, 2011.

(l)        At September 30, 2011 the cost of securities for federal income tax purposes was $123,810,000. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,632,344
Gross unrealized depreciation	(5,394,967)
Net unrealized depreciation	$(762,623)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (97.2%)
Consumer Discretionary (10.4%)
Auto Components (0.2%)
24,652	Johnson Controls, Inc.	$650,073
8,809	The Goodyear Tire & Rubber Co. (b)	88,883
		738,956
Automobiles (0.4%)
137,812	Ford Motor Co. (b)	1,332,642
8,522	Harley-Davidson, Inc.	292,560
		1,625,202
Distributors (0.1%)
5,641	Genuine Parts Co.	286,563
Diversified Consumer Services (0.1%)
4,444	Apollo Group, Inc. - Class A (b)	176,027
2,226	DeVry, Inc.	82,273
11,039	H&R Block, Inc.	146,929
		405,229
Hotels, Restaurants & Leisure (1.9%)
16,768	Carnival Corp.	508,070
1,150	Chipotle Mexican Grill, Inc. (b)	348,392
4,878	Darden Restaurants, Inc.	208,535
10,826	International Game Technology	157,302
10,239	Marriott International, Inc. - Class A	278,910
37,420	McDonald’s Corp.	3,286,224
27,059	Starbucks Corp.	1,009,030
6,947	Starwood Hotels & Resorts Worldwide, Inc.	269,683
5,951	Wyndham Worldwide Corp.	169,663
2,901	Wynn Resorts Ltd.	333,847
16,843	Yum! Brands, Inc.	831,876
		7,401,532
Household Durables (0.3%)
10,085	DR Horton, Inc.	91,168
5,600	Fortune Brands, Inc.	302,848
2,461	Harman International Industries, Inc.	70,335
5,114	Leggett & Platt, Inc.	101,206
5,746	Lennar Corp. - Class A	77,801
10,526	Newell Rubbermaid, Inc.	124,944
12,193	Pulte Homes, Inc. (b)	48,162
6,107	Stanley Black & Decker, Inc.	299,854
2,782	Whirlpool Corp.	138,850
		1,255,168
Internet & Catalog Retail (1.1%)
13,171	Amazon.com, Inc. (b)	2,847,965
7,062	Expedia, Inc.	181,846
1,906	NetFlix, Inc. (b)	215,683
1,812	priceline.com, Inc. (b)	814,422
		4,059,916
Leisure Equipment & Products (0.1%)
4,386	Hasbro, Inc.	143,028
12,435	Mattel, Inc.	321,942
		464,970
Media (3.0%)
8,160	Cablevision Systems Corp.	128,357
24,295	CBS Corp. - Class B	495,132
99,704	Comcast Corp. - Class A (c)	2,083,814
9,927	Discovery Communications, Inc. (b)	373,454
8,673	Gannett Co., Inc.	82,654
17,355	Interpublic Group of Cos., Inc.	124,956
82,886	News Corp. - Class A	1,282,246
10,136	Omnicom Group, Inc.	373,410
3,578	Scripps Networks Interactive, Inc. - Class A	132,994
26,776	The DIRECTV Group, Inc. - Class A (b)	1,131,286
10,927	The McGraw-Hill Cos., Inc.	448,007
67,313	The Walt Disney Co.	2,030,160
220	The Washington Post Co. - Class B	71,933
11,794	Time Warner Cable, Inc. - Class A	739,130
37,892	Time Warner, Inc.	1,135,623
20,839	Viacom, Inc. - Class B	807,303
		11,440,459
Multiline Retail (0.8%)
2,377	Big Lots, Inc. (b)	82,791
4,361	Family Dollar Stores, Inc.	221,800
5,183	JC Penney Co., Inc.	138,801
10,157	Kohl’s Corp.	498,709
15,473	Macy’s, Inc.	407,249
5,937	Nordstrom, Inc.	271,202
1,396	Sears Holdings Corp. (b)	80,298

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Consumer Discretionary—continued
24,489	Target Corp.	$1,200,941
		2,901,791
Specialty Retail (1.8%)
3,134	Abercrombie & Fitch Co. - Class A	192,929
1,797	AutoNation, Inc. (b)	58,906
1,056	AutoZone, Inc. (b)	337,065
8,874	Bed Bath & Beyond, Inc. (b)	508,569
10,984	Best Buy Co., Inc.	255,927
8,141	CarMax, Inc. (b)	194,163
5,044	GameStop Corp. - Class A (b)	116,516
56,733	Home Depot, Inc.	1,864,814
45,716	Lowe’s Cos., Inc.	884,147
8,980	Ltd. Brands, Inc.	345,820
4,931	O’Reilly Automotive, Inc. (b)	328,553
4,168	Ross Stores, Inc.	327,980
25,720	Staples, Inc.	342,076
12,582	The Gap, Inc.	204,332
4,592	Tiffany & Co.	279,285
13,817	TJX Cos., Inc.	766,429
4,298	Urban Outfitters, Inc. (b)	95,931
		7,103,442
Textiles, Apparel & Luxury Goods (0.6%)
10,482	Coach, Inc.	543,282
13,842	NIKE, Inc. - Class B	1,183,629
2,347	Ralph Lauren Corp.	304,406
3,198	VF Corp.	388,621
		2,419,938
Consumer Staples (11.4%)
Beverages (2.7%)
3,704	Brown-Forman Corp. - Class B	259,799
11,568	Coca-Cola Enterprises, Inc.	287,812
6,688	Constellation Brands, Inc. - Class A (b)	120,384
7,868	Dr Pepper Snapple Group, Inc.	305,121
5,909	Molson Coors Brewing Co. - Class B	234,055
57,398	PepsiCo, Inc.	3,552,936
83,275	The Coca-Cola Co.	5,626,059
		10,386,166
Food & Staples Retailing (2.4%)
15,942	Costco Wholesale Corp.	1,309,157
48,774	CVS Caremark Corp.	1,637,831
12,693	Safeway, Inc.	211,085
7,642	SUPERVALU, Inc.	50,896
21,495	Sysco Corp.	556,720
21,946	The Kroger Co.	481,934
63,751	Wal-Mart Stores, Inc.	3,308,677
32,837	Walgreen Co.	1,080,009
5,719	Whole Foods Market, Inc.	373,508
		9,009,817
Food Products (1.9%)
24,509	Archer-Daniels-Midland Co.	608,068
6,519	Campbell Soup Co.	211,020
15,036	ConAgra Foods, Inc.	364,172
6,585	Dean Foods Co. (b)	58,409
23,451	General Mills, Inc.	902,160
11,644	HJ Heinz Co.	587,789
4,960	Hormel Foods Corp.	134,019
9,037	Kellogg Co.	480,678
64,049	Kraft Foods, Inc. - Class A	2,150,765
4,735	McCormick & Co., Inc.	218,568
7,457	Mead Johnson Nutrition Co.	513,265
21,351	Sara Lee Corp.	349,089
5,596	The Hershey Co.	331,507
4,129	The JM Smucker Co.	300,963
10,752	Tyson Foods, Inc. - Class A	186,655
		7,397,127
Household Products (2.4%)
4,766	Clorox Co.	316,129
17,644	Colgate-Palmolive Co.	1,564,670
14,210	Kimberly-Clark Corp.	1,009,052
99,656	The Procter & Gamble Co.	6,296,266
		9,186,117
Personal Care (0.2%)
15,598	Avon Products, Inc.	305,721
4,161	The Estee Lauder Cos., Inc. - Class A	365,502
		671,223
Tobacco (1.8%)
75,119	Altria Group, Inc.	2,013,940
5,021	Lorillard, Inc.	555,825
63,705	Philip Morris International, Inc.	3,973,918
12,237	Reynolds American, Inc.	458,643
		7,002,326

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Energy (11.3%)
Energy Equipment & Services (1.8%)
15,861	Baker Hughes, Inc.	$732,144
8,841	Cameron International Corp. (b)	367,255
2,496	Diamond Offshore Drilling, Inc.	136,631
8,670	FMC Technologies, Inc. (b)	325,992
33,291	Halliburton Co.	1,016,041
3,928	Helmerich & Payne, Inc.	159,477
10,386	Nabors Industries, Ltd. (b) (d)	127,332
15,339	National Oilwell Varco, Inc.	785,663
9,102	Noble Corp. (b) (d)	267,144
4,588	Rowan Cos., Inc. (b)	138,512
48,939	Schlumberger, Ltd.	2,923,126
		6,979,317
Oil, Gas & Consumable Fuels (9.5%)
8,167	Alpha Natural Resources, Inc. (b)	144,474
18,055	Anadarko Petroleum Corp.	1,138,368
13,993	Apache Corp.	1,122,798
3,805	Cabot Oil & Gas Corp. - Class A	235,568
23,899	Chesapeake Energy Corp.	610,619
72,644	Chevron Corp.	6,721,023
49,797	ConocoPhillips	3,153,146
8,170	Consol Energy, Inc.	277,208
14,497	Denbury Resources, Inc. (b)	166,715
15,106	Devon Energy Corp.	837,477
27,935	El Paso Corp.	488,304
9,796	EOG Resources, Inc.	695,614
5,453	EQT Corp.	290,972
176,340	Exxon Mobil Corp.	12,807,574
10,934	Hess Corp.	573,598
25,886	Marathon Oil Corp.	558,620
12,893	Marathon Petroleum Corp.	348,885
7,058	Murphy Oil Corp.	311,681
4,826	Newfield Exploration Co. (b)	191,544
6,440	Noble Energy, Inc.	455,952
29,478	Occidental Petroleum Corp.	2,107,677
9,780	Peabody Energy Corp.	331,346
4,261	Pioneer Natural Resources Co.	280,246
6,350	QEP Resources, Inc.	171,894
5,862	Range Resources Corp.	342,693
12,595	Southwestern Energy Co. (b)	419,791
23,584	Spectra Energy Corp.	578,516
4,367	Sunoco, Inc.	135,421
5,141	Tesoro Corp. (b)	100,095
21,358	The Williams Cos., Inc.	519,854
20,709	Valero Energy Corp.	368,206
		36,485,879
Financial (13.2%)
Capital Markets (1.8%)
8,562	Ameriprise Financial, Inc.	337,000
3,660	BlackRock, Inc.	541,717
9,174	E*Trade Financial Corp. (b)	83,575
3,283	Federated Investors, Inc. - Class B	57,551
5,263	Franklin Resources, Inc.	503,353
16,352	Invesco, Ltd.	253,620
6,684	Janus Capital Group, Inc.	40,104
4,754	Legg Mason, Inc.	122,225
53,839	Morgan Stanley	726,827
8,724	Northern Trust Corp.	305,166
18,280	State Street Corp.	587,885
9,298	T Rowe Price Group, Inc.	444,165
44,707	The Bank of New York Mellon Corp.	831,103
39,090	The Charles Schwab Corp.	440,544
18,344	The Goldman Sachs Group, Inc.	1,734,425
		7,009,260
Commercial Banks (2.5%)
25,280	BB&T Corp.	539,222
7,230	Comerica, Inc.	166,073
33,360	Fifth Third Bancorp	336,936
9,509	First Horizon National Corp.	56,674
31,311	Huntington Bancshares, Inc.	150,293
34,558	KeyCorp	204,929
4,567	M&T Bank Corp.	319,233
19,086	PNC Financial Services Group, Inc.	919,754
45,654	Regions Financial Corp.	152,028
19,471	SunTrust Banks, Inc.	349,504
69,668	US Bancorp	1,639,985
191,489	Wells Fargo & Co.	4,618,715
6,654	Zions Bancorporation	93,622
		9,546,968
Consumer Finance (0.8%)
37,667	American Express Co.	1,691,248
16,654	Capital One Financial Corp.	659,998
19,790	Discover Financial Services	453,983
18,652	SLM Corp.	232,217
		3,037,446

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
Diversified Financial Services (2.8%)
367,551	Bank of America Corp.	$2,249,412
105,828	Citigroup, Inc.	2,711,313
2,502	CME Group, Inc.	616,493
2,728	IntercontinentalExchange, Inc. (b)	322,613
141,411	JPMorgan Chase & Co.	4,259,301
7,128	Leucadia National Corp.	161,663
7,232	Moody’s Corp.	220,215
9,453	NYSE Euronext	219,688
4,624	The NASDAQ OMX Group, Inc. (b)	106,999
		10,867,697
Diversified REIT’s (0.1%)
6,689	Vornado Realty Trust	499,133
Insurance (3.5%)
12,213	ACE, Ltd. (d)	740,108
16,943	Aflac, Inc.	592,158
15,819	American International Group, Inc. (b)	347,227
11,848	AON Corp.	497,379
3,421	Assurant, Inc.	122,472
63,782	Berkshire Hathaway, Inc. - Class B (b)	4,531,073
10,370	Chubb Corp.	622,096
5,848	Cincinnati Financial Corp.	153,978
17,797	Genworth Financial, Inc. - Class A (b)	102,155
16,149	Hartford Financial Services Group, Inc.	260,645
11,182	Lincoln National Corp.	174,775
11,238	Loews Corp.	388,273
19,645	Marsh & McLennan Cos., Inc.	521,378
38,353	MetLife, Inc.	1,074,267
11,369	Principal Financial Group, Inc.	257,735
17,626	Prudential Financial, Inc.	825,954
18,736	The Allstate Corp.	443,856
23,164	The Progressive Corp.	411,393
15,185	The Travelers Cos., Inc.	739,965
3,762	Torchmark Corp.	131,143
11,005	Unum Group	230,665
11,861	XL Group PLC (d)	222,987
		13,391,682
Office REIT’s (0.1%)
5,326	Boston Properties, Inc.	474,547
Real Estate Investment Trust-Apartments (0.1%)
16,602	ProLogis, Inc.	402,599
Real Estate Management & Development (0.0%)
11,790	CB Richard Ellis Group, Inc. - Class A (b)	158,693
Residential REIT’s (0.3%)
4,341	Apartment Investment & Management Co. - Class A	96,023
3,411	AvalonBay Communities, Inc.	389,025
10,752	Equity Residential	557,706
		1,042,754
Retail REIT’s (0.4%)
14,749	Kimco Realty Corp.	221,678
10,703	Simon Property Group, Inc.	1,177,116
		1,398,794
Specialized REIT’s (0.7%)
14,716	HCP, Inc.	515,943
6,450	Health Care REIT, Inc.	301,860
25,610	Host Hotels & Resorts, Inc.	280,174
5,809	Plum Creek Timber Co., Inc.	201,630
5,206	Public Storage	579,688
10,475	Ventas, Inc.	517,465
19,537	Weyerhaeuser Co.	303,795
		2,700,555
Thrifts & Mortgage Finance (0.1%)
19,120	Hudson City Bancorp, Inc.	108,219
13,655	People’s United Financial, Inc.	155,667
		263,886
Health Care (11.8%)
Biotechnology (1.3%)
33,515	Amgen, Inc.	1,841,649
8,818	Biogen Idec, Inc. (b)	821,397
16,640	Celgene Corp. (b)	1,030,349
2,843	Cephalon, Inc. (b)	229,430
27,979	Gilead Sciences, Inc. (b)	1,085,585
		5,008,410
Health Care Equipment & Supplies (1.9%)
20,610	Baxter International, Inc.	1,157,045
7,883	Becton Dickinson and Co.	577,982
55,514	Boston Scientific Corp. (b)	328,088
8,053	CareFusion Corp. (b)	192,869

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Health Care—continued
17,896	Covidien PLC (d)	$789,214
3,175	CR Bard, Inc.	277,939
5,137	DENTSPLY International, Inc.	157,655
4,185	Edwards Lifesciences Corp. (b)	298,307
1,445	Intuitive Surgical, Inc. (b)	526,385
38,298	Medtronic, Inc.	1,273,026
11,900	St Jude Medical, Inc.	430,661
11,971	Stryker Corp.	564,193
4,276	Varian Medical Systems, Inc. (b)	223,036
6,905	Zimmer Holdings, Inc. (b)	369,417
		7,165,817
Health Care Providers & Services (2.1%)
13,524	Aetna, Inc.	491,597
9,765	AmerisourceBergen Corp.	363,942
12,498	Cardinal Health, Inc.	523,416
9,773	CIGNA Corp.	409,880
5,309	Coventry Health Care, Inc. (b)	152,952
3,357	DaVita, Inc. (b)	210,383
17,706	Express Scripts, Inc. (b)	656,361
6,045	Humana, Inc.	439,653
3,733	Laboratory Corp. of America Holdings (b)	295,094
8,933	McKesson Corp.	649,429
13,983	Medco Health Solutions, Inc. (b)	655,663
3,324	Patterson Cos., Inc.	95,166
5,776	Quest Diagnostics, Inc.	285,103
17,174	Tenet Healthcare Corp. (b)	70,929
39,030	UnitedHealth Group, Inc.	1,800,064
13,080	WellPoint, Inc.	853,862
		7,953,494
Health Care Technology (0.1%)
5,300	Cerner Corp. (b)	363,156
Life Sciences Tools & Services (0.4%)
12,592	Agilent Technologies, Inc. (b)	393,500
6,523	Life Technologies Corp. (b)	250,679
4,014	PerkinElmer, Inc.	77,109
13,850	Thermo Fisher Scientific, Inc. (b)	701,364
3,339	Waters Corp. (b)	252,061
		1,674,713
Pharmaceuticals (6.0%)
56,454	Abbott Laboratories	2,887,058
11,122	Allergan, Inc.	916,230
61,861	Bristol-Myers Squibb Co.	1,941,198
36,948	Eli Lilly & Co.	1,365,968
9,957	Forest Laboratories, Inc. (b)	306,576
5,979	Hospira, Inc. (b)	221,223
99,387	Johnson & Johnson	6,331,946
111,734	Merck & Co., Inc.	3,654,819
15,459	Mylan, Inc. (b)	262,803
282,967	Pfizer, Inc.	5,002,856
4,615	Watson Pharmaceuticals, Inc. (b)	314,974
		23,205,651
Industrials (9.9%)
Aerospace & Defense (2.6%)
13,121	General Dynamics Corp.	746,454
4,554	Goodrich Corp.	549,577
28,377	Honeywell International, Inc.	1,246,034
6,718	ITT Corp.	282,156
3,869	L-3 Communications Holdings, Inc.	239,762
9,981	Lockheed Martin Corp.	725,020
10,052	Northrop Grumman Corp.	524,312
5,251	Precision Castparts Corp.	816,320
12,825	Raytheon Co.	524,158
5,522	Rockwell Collins, Inc.	291,341
26,841	The Boeing Co.	1,624,149
32,957	United Technologies Corp.	2,318,854
		9,888,137
Air Freight & Logistics (1.0%)
5,947	CH Robinson Worldwide, Inc.	407,191
7,650	Expeditors International of Washington, Inc.	310,207
11,519	FedEx Corp.	779,606
35,571	United Parcel Service, Inc. - Class B	2,246,309
		3,743,313
Airlines (0.1%)
29,159	Southwest Airlines Co.	234,438
Building Products (0.0%)
12,967	Masco Corp.	92,325
Commercial Services & Supplies (0.5%)
3,755	Avery Dennison Corp.	94,175
4,044	Cintas Corp.	113,798
7,323	Iron Mountain, Inc.	231,553
7,331	Pitney Bowes, Inc.	137,823
11,607	Republic Services, Inc.	325,693
6,744	RR Donnelley & Sons Co.	95,225

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Industrials—continued
3,151	Stericycle, Inc. (b)	$254,349
17,120	Waste Management, Inc.	557,427
		1,810,043
Construction & Engineering (0.1%)
6,260	Fluor Corp.	291,403
4,559	Jacobs Engineering Group, Inc. (b)	147,210
7,697	Quanta Services, Inc. (b)	144,627
		583,240
Electrical Equipment (0.4%)
27,009	Emerson Electric Co.	1,115,742
5,190	Rockwell Automation, Inc.	290,640
3,499	Roper Industries, Inc.	241,116
		1,647,498
Industrial Conglomerates (2.2%)
25,734	3M Co.	1,847,444
384,453	General Electric Co.	5,859,064
9,977	Textron, Inc.	175,994
16,841	Tyco International Ltd. (d)	686,271
		8,568,773
Machinery (1.9%)
23,418	Caterpillar, Inc.	1,729,185
7,061	Cummins, Inc.	576,601
20,637	Danaher Corp.	865,516
15,012	Deere & Co.	969,325
6,709	Dover Corp.	312,639
12,351	Eaton Corp.	438,460
2,069	Flowserve Corp.	153,106
17,823	Illinois Tool Works, Inc.	741,437
11,988	Ingersoll-Rand PLC (d)	336,743
3,820	Joy Global, Inc.	238,292
13,236	PACCAR, Inc.	447,642
4,176	Pall Corp.	177,062
5,624	Parker Hannifin Corp.	355,043
2,138	Snap-On, Inc.	94,927
		7,435,978
Professional Services (0.1%)
1,739	Dun & Bradstreet Corp.	106,531
4,381	Equifax, Inc.	134,672
5,254	Robert Half International, Inc.	111,490
		352,693
Road & Rail (0.8%)
39,723	CSX Corp.	741,629
12,613	Norfolk Southern Corp.	769,645
1,849	Ryder System, Inc.	69,356
17,702	Union Pacific Corp.	1,445,722
		3,026,352
Trading Companies & Distributors (0.2%)
10,660	Fastenal Co.	354,765
2,255	WW Grainger, Inc.	337,213
		691,978
Information Technology (18.9%)
Communications Equipment (2.0%)
199,481	Cisco Systems, Inc.	3,089,961
2,942	F5 Networks, Inc. (b)	209,029
4,359	Harris Corp.	148,947
8,263	JDS Uniphase Corp. (b)	82,382
19,330	Juniper Networks, Inc. (b)	333,636
9,486	Motorola Mobility Holdings, Inc. (b)	358,381
10,951	Motorola Solutions, Inc.	458,847
60,925	QUALCOMM, Inc.	2,962,783
13,157	Tellabs, Inc.	56,443
		7,700,409
Computers & Peripherals (4.7%)
33,624	Apple, Inc. (b) (c)	12,816,796
56,242	Dell, Inc. (b)	795,824
74,891	EMC Corp. (b)	1,571,962
75,225	Hewlett-Packard Co.	1,688,801
2,832	Lexmark International, Inc. - Class A (b)	76,549
13,324	NetApp, Inc. (b)	452,217
8,698	SanDisk Corp. (b)	350,964
8,380	Western Digital Corp. (b)	215,534
		17,968,647
Electronic Equipment, Instruments & Components (0.3%)
6,162	Amphenol Corp. - Class A	251,225
56,981	Corning, Inc.	704,285
5,705	FLIR Systems, Inc.	142,910
6,609	Jabil Circuit, Inc.	117,574
4,891	Molex, Inc.	99,630
		1,315,624
Internet Software & Services (1.8%)
6,686	Akamai Technologies, Inc. (b)	132,917
41,579	eBay, Inc. (b)	1,226,165
9,173	Google, Inc. - Class A (b)	4,718,408

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Information Technology—continued
4,619	Monster Worldwide, Inc. (b)	$33,164
6,034	VeriSign, Inc.	172,633
45,792	Yahoo!, Inc. (b)	602,623
		6,885,910
IT Services (3.9%)
23,372	Accenture PLC Class A (d)	1,231,237
17,760	Automatic Data Processing, Inc.	837,384
11,003	Cognizant Technology Solutions Corp. - Class A (b)	689,888
5,559	Computer Sciences Corp.	149,259
8,989	Fidelity National Information Services, Inc.	218,613
5,134	Fiserv, Inc. (b)	260,653
43,314	International Business Machines Corp.	7,581,249
3,871	Mastercard, Inc. - Class A	1,227,726
11,652	Paychex, Inc.	307,263
10,017	SAIC, Inc. (b)	118,301
6,060	Teradata Corp. (b)	324,392
22,765	The Western Union Co.	348,077
5,905	Total System Services, Inc.	99,972
18,552	Visa, Inc. - Class A	1,590,277
		14,984,291
Office Electronics (0.1%)
50,901	Xerox Corp.	354,780
Semiconductors & Semiconductor Equipment (2.3%)
20,975	Advanced Micro Devices, Inc. (b)	106,553
11,758	Altera Corp.	370,730
10,834	Analog Devices, Inc.	338,562
47,784	Applied Materials, Inc.	494,564
17,411	Broadcom Corp. - Class A (b)	579,612
2,132	First Solar, Inc. (b)	134,764
190,443	Intel Corp.	4,062,149
6,027	KLA-Tencor Corp.	230,714
8,210	Linear Technology Corp.	227,006
20,777	LSI Corp. (b)	107,625
8,308	MEMC Electronic Materials, Inc. (b)	43,534
6,901	Microchip Technology, Inc.	214,690
36,412	Micron Technology, Inc. (b)	183,516
2,525	Novellus Systems, Inc. (b)	68,832
21,806	NVIDIA Corp. (b)	272,575
6,667	Teradyne, Inc. (b)	73,404
41,901	Texas Instruments, Inc.	1,116,662
9,545	Xilinx, Inc.	261,915
		8,887,407
Software (3.8%)
17,911	Adobe Systems, Inc. (b)	432,909
8,299	Autodesk, Inc. (b)	230,546
6,354	BMC Software, Inc. (b)	245,010
13,728	CA, Inc.	266,461
6,860	Citrix Systems, Inc. (b)	374,076
7,864	Compuware Corp. (b)	60,238
12,031	Electronic Arts, Inc. (b)	246,034
11,025	Intuit, Inc. (b)	523,026
270,438	Microsoft Corp.	6,731,202
143,298	Oracle Corp.	4,118,385
6,943	Red Hat, Inc. (b)	293,411
4,915	Salesforce.com, Inc. (b)	561,686
27,191	Symantec Corp. (b)	443,213
		14,526,197
Materials (3.3%)
Chemicals (2.1%)
7,733	Air Products & Chemicals, Inc.	590,569
2,449	Airgas, Inc.	156,295
2,604	CF Industries Holdings, Inc.	321,307
2,541	Eastman Chemical Co.	174,135
8,366	Ecolab, Inc.	409,014
33,791	EI du Pont de Nemours & Co.	1,350,626
2,610	FMC Corp.	180,508
2,977	International Flavors & Fragrances, Inc.	167,367
19,394	Monsanto Co.	1,164,416
5,771	PPG Industries, Inc.	407,779
10,959	Praxair, Inc.	1,024,447
4,397	Sigma-Aldrich Corp.	271,691
42,799	The Dow Chemical Co.	961,265
10,045	The Mosaic Co.	491,904
3,225	The Sherwin-Williams Co.	239,682
		7,911,005
Construction Materials (0.0%)
4,667	Vulcan Materials Co.	128,622
Containers & Packaging (0.1%)
5,931	Ball Corp.	183,980
3,743	Bemis Co., Inc.	109,707
5,884	Owens-Illinois, Inc. (b)	88,966

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Materials—continued
5,744	Sealed Air Corp.	$95,925
		478,578
Metals & Mining (0.9%)
3,905	AK Steel Holding Corp.	25,539
38,595	Alcoa, Inc.	369,354
3,848	Allegheny Technologies, Inc.	142,338
5,279	Cliffs Natural Resources, Inc.	270,126
34,378	Freeport-McMoRan Copper & Gold, Inc.	1,046,810
17,916	Newmont Mining Corp.	1,126,916
11,433	Nucor Corp.	361,740
3,031	Titanium Metals Corp.	45,404
5,146	United States Steel Corp.	113,264
		3,501,491
Paper & Forest Products (0.2%)
15,852	International Paper Co.	368,559
6,185	MeadWestvaco Corp.	151,904
		520,463
Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.9%)
214,924	AT&T, Inc.	6,129,632
22,355	CenturyLink, Inc.	740,398
36,094	Frontier Communications Corp.	220,534
102,659	Verizon Communications, Inc.	3,777,851
18,495	Windstream Corp.	215,652
		11,084,067
Wireless Telecommunication Services (0.3%)
14,353	American Tower Corp. - Class A (b)	772,191
10,633	MetroPCS Communications, Inc. (b)	92,614
108,601	Sprint Nextel Corp. (b)	330,147
		1,194,952
Utilities (3.8%)
Electric Utilities (2.1%)
17,481	American Electric Power Co., Inc.	664,628
48,301	Duke Energy Corp.	965,537
11,789	Edison International	450,929
6,394	Entergy Corp.	423,858
24,034	Exelon Corp.	1,024,089
15,161	FirstEnergy Corp.	680,880
15,298	NextEra Energy, Inc.	826,398
6,351	Northeast Utilities	213,711
8,138	Pepco Holdings, Inc.	153,971
3,923	Pinnacle West Capital Corp.	168,454
20,902	PPL Corp.	596,543
10,648	Progress Energy, Inc.	550,715
31,105	Southern Co.	1,317,919
		8,037,632
Gas Utilities (0.1%)
1,643	Nicor, Inc.	90,382
3,755	Oneok, Inc.	247,980
		338,362
Independent Power Producers & Energy Traders (0.1%)
7,324	Constellation Energy Group, Inc.	278,752
8,697	NRG Energy, Inc. (b)	184,463
23,836	The AES Corp. (b)	232,639
		695,854
Multi-Utilities (1.5%)
8,700	Ameren Corp.	258,999
15,424	CenterPoint Energy, Inc.	302,619
9,108	CMS Energy Corp.	180,247
10,577	Consolidated Edison, Inc.	603,100
20,644	Dominion Resources, Inc.	1,048,096
6,180	DTE Energy Co.	302,944
2,806	Integrys Energy Group, Inc.	136,428
10,102	NiSource, Inc.	215,981
14,522	PG&E Corp.	614,426
18,348	Public Service Enterprise Group, Inc.	612,273
4,156	SCANA Corp.	168,110
8,638	Sempra Energy	444,857
7,743	TECO Energy, Inc.	132,637
8,429	Wisconsin Energy Corp.	263,743
17,568	Xcel Energy, Inc.	433,754
		5,718,214
Total Common Stocks (cost: $197,774,118)		373,693,666

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (2.8%)
Investment Companies (2.8%)
1,400,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	$1,400,000
9,257,937	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	9,257,937
	Total Short-Term Securities (cost: $10,657,937)	10,657,937
	Total investments in securities (cost: $208,432,055) (e)	$384,351,603
	Cash and other assets in excess of liabilities (0.0%)	20,729
	Total net assets (100.0%)	$384,372,332

Investments in Securities Legend

(a) Securities are valued by procedures described in Note 2 of the notes to investments in securities.

(b) Non-income producing security.

(c) Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2011, securities with an aggregate market value of $13,055,150 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Future	December 2011	179	Long	$—	520,864
		179		$0	$520,864

(d) The Portfolio held 1.1% of net assets in foreign securities at September 30, 2011.

(e) At September 30, 2011 the cost of securities for federal income tax purposes was $211,450,367. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$197,447,910
Gross unrealized depreciation	(24,546,674)
Net unrealized appreciation	$172,901,236

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Fair Value(a)
Long-Term Debt Securities (85.4%)
Argentina (0.6%)
Government (0.6%)
6,030,000	Argentina Bonos (USD) (c)	0.439%	08/03/12	$705,179

Australia (9.7%)
Government (9.7%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,450,622
290,000	New South Wales Treasury Corp. (AUD)	5.500%	08/01/13	288,948
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,470,765
620,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	608,291
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	298,675
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,333,716
595,000	Queensland Treasury Corp. (AUD)	6.000%	08/21/13	596,560
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	611,903
2,695,000	Western Australia Treasury Corp. (AUD)	5.500%	07/17/12	2,644,443
350,000	Western Australia Treasury Corp. (AUD)	8.000%	06/15/13	362,143
				10,666,066
Brazil (6.1%)
Government (6.1%)
2,125,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/15	2,444,971
2,000,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/45	2,293,567
495,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/12	265,573
3,300,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/17	1,671,579
				6,675,690
Great Britain (1.8%)
Government (1.8%)
1,254,000	United Kingdom Gilt (GBP)	5.250%	06/07/12	2,015,094

Hungary (3.6%)
Government (3.6%)
29,800,000	Hungary Government Bond (HUF)	5.500%	02/12/14	131,310
21,500,000	Hungary Government Bond (HUF)	5.500%	02/12/16	91,030
19,100,000	Hungary Government Bond (HUF)	6.500%	06/24/19	79,288
15,200,000	Hungary Government Bond (HUF)	6.750%	02/12/13	69,413
85,600,000	Hungary Government Bond (HUF)	6.750%	08/22/14	386,575
19,200,000	Hungary Government Bond (HUF)	6.750%	02/24/17	84,049
70,000,000	Hungary Government Bond (HUF)	6.750%	11/24/17	303,969
12,300,000	Hungary Government Bond (HUF)	7.000%	06/24/22	51,525
12,300,000	Hungary Government Bond (HUF)	7.500%	10/24/13	56,902
1,400,000	Hungary Government Bond (HUF)	7.500%	11/12/20	6,126
13,800,000	Hungary Government Bond (HUF)	8.000%	02/12/15	64,417
30,000	Hungary Government International Bond (EUR)	3.500%	07/18/16	35,373
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	163,520
175,000	Hungary Government International Bond (EUR)	4.375%	07/04/17	211,599
530,000	Hungary Government International Bond (EUR)	5.750%	06/11/18	684,435
735,000	Hungary Government International Bond (USD)	6.250%	01/29/20	712,950

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Hungary—continued
810,000	Hungary Government International Bond (USD)	6.375%	03/29/21	$788,130
				3,920,611
Indonesia (7.6%)
Government (7.6%)
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,516,466
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	274,098
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	302,743
17,010,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,426,296
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	892,468
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	1,375,322
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	547,178
				8,334,571
Ireland (1.2%)
Government (1.2%)
199,000	Ireland Government Bond (EUR)	4.000%	01/15/14	250,978
75,000	Ireland Government Bond (EUR)	4.400%	06/18/19	83,944
37,000	Ireland Government Bond (EUR)	4.500%	10/18/18	41,929
29,000	Ireland Government Bond (EUR)	4.500%	04/18/20	32,027
118,000	Ireland Government Bond (EUR)	4.600%	04/18/16	145,042
116,000	Ireland Government Bond (EUR)	5.000%	04/18/13	151,264
94,000	Ireland Government Bond (EUR)	5.000%	10/18/20	105,131
280,000	Ireland Government Bond (EUR)	5.400%	03/13/25	311,060
174,000	Ireland Government Bond (EUR)	5.900%	10/18/19	206,118
				1,327,493
Israel (0.9%)
Government (0.9%)
2,331,000	Israel Government Bond - Fixed (ILS)	3.500%	09/30/13	626,073
1,136,000	Israel Government Bond - Shahar (ILS)	5.000%	03/31/13	311,222
				937,295
Lithuania (2.0%)
Government (2.0%)
100,000	Lithuania Government International Bond - 144A Issue (USD) (d)	6.125%	03/09/21	98,000
1,130,000	Republic of Lithuania - 144A Issue (USD) (d)	6.750%	01/15/15	1,176,612
900,000	Republic of Lithuania - 144A Issue (USD) (d)	7.375%	02/11/20	967,500
				2,242,112
Malaysia (1.6%)
Government (1.6%)
3,135,000	Malaysia Government Bond (MYR)	2.509%	08/27/12	978,725
90,000	Malaysia Government Bond (MYR)	2.711%	02/14/12	28,202
2,347,000	Malaysia Government Bond (MYR)	3.718%	06/15/12	740,048
				1,746,975

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Mexico (6.5%)
Government (6.5%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	$401,895
39,430,000	Mexican Bonos (MXN)	8.000%	12/19/13	3,040,804
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,117,555
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	182,456
17,600,000	Mexican Bonos (MXN)	9.000%	06/20/13	1,361,937
				7,104,647
Philippines (0.2%)
Government (0.2%)
40,000	Philippine Government Bond (PHP)	5.250%	09/24/12	947
440,000	Philippine Government Bond (PHP)	5.250%	01/07/13	10,482
4,080,000	Philippine Government Bond (PHP)	5.750%	02/21/12	94,484
3,100,000	Philippine Government Bond (PHP)	8.750%	03/03/13	77,454
				183,367
Poland (9.1%)
Government (9.1%)
3,700,000	Poland Government Bond (PLN) (e)	4.617%	01/25/13	1,061,371
1,630,000	Poland Government Bond (PLN) (e)	4.647%	10/25/12	472,942
6,783,000	Poland Government Bond (PLN)	4.750%	04/25/12	2,063,285
3,082,000	Poland Government Bond (PLN) (e)	4.786%	07/25/13	865,386
580,000	Poland Government Bond (PLN) (e)	4.863%	07/25/12	169,993
1,080,000	Poland Government Bond (PLN)	5.000%	10/24/13	331,137
555,000	Poland Government Bond (PLN)	5.250%	04/25/13	170,966
560,000	Poland Government Bond (PLN) (e)	5.456%	01/25/12	167,819
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	541,534
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	1,770,215
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	454,497
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,870,000
				9,939,145
Qatar (0.8%)
Government (0.8%)
770,000	Qatar Government International Bond - 144A Issue (USD) (d)	6.550%	04/09/19	916,300

Russia (3.1%)
Government (3.1%)
2,973,163	Russian Foreign Bond - 144A Issue (USD) (d) (f)	7.500%	03/31/30	3,346,681

South Africa (2.2%)
Government (2.2%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	612,500
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,755,250
				2,367,750
South Korea (15.9%)
Government (15.9%)
7,104,470,000	Korea Treasury Bond (KRW)	3.000%	12/10/13	5,959,264

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
South Korea—continued
1,575,000,000	Korea Treasury Bond (KRW)	3.750%	06/10/13	$1,340,827
2,580,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,198,084
125,000,000	Korea Treasury Bond (KRW)	4.250%	12/10/12	106,974
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,897,398
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,604,838
272,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	236,764
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,130,219
				17,474,368
Sri Lanka (1.9%)
Government (1.9%)
4,310,000	Sri Lanka Government Bonds (LKR) (g)	6.500%	07/15/15	36,660
140,000	Sri Lanka Government Bonds (LKR) (g)	7.000%	03/01/14	1,247
82,800,000	Sri Lanka Government Bonds (LKR) (g)	11.000%	08/01/15	812,800
120,750,000	Sri Lanka Government Bonds (LKR) (g)	11.000%	09/01/15	1,185,750
				2,036,457
Supra-National (0.7%)
Government (0.7%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	785,331

Sweden (4.3%)
Government (4.3%)
700,000	Kommuninvest I Sverige (SEK)	1.750%	10/08/12	101,858
13,790,000	Sweden Government Bond (SEK)	1.500%	08/30/13	2,019,431
17,115,000	Sweden Government Bond (SEK)	5.500%	10/08/12	2,600,293
				4,721,582
Ukraine (0.9%)
Government (0.9%)
200,000	Financing of Infrastrucural Projects State Enterprise - 144A Issue (USD) (d)	7.400%	04/20/18	174,660
100,000	Ukraine Government International Bond - 144A Issue (EUR) (d)	4.950%	10/13/15	111,836
200,000	Ukraine Government International Bond - 144A Issue (USD) (d)	6.250%	06/17/16	177,750
100,000	Ukraine Government International Bond - 144A Issue (USD) (d)	7.650%	06/11/13	96,250
100,000	Ukraine Government International Bond - 144A Issue (USD) (d)	7.750%	09/23/20	90,000
410,000	Ukraine Government International Bond - 144A Issue (USD) (d)	7.950%	02/23/21	371,050
				1,021,546
United Arab Emirates (0.8%)
Government (0.8%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (d)	6.750%	04/08/19	912,000

United States (2.4%)
Government (2.4%)
$15,000	Alabama State University (USD)	5.000%	09/01/29	16,166
50,000	City of Philadelphia (USD)	5.000%	08/01/24	52,674
50,000	County of Bexar (USD)	5.250%	08/15/47	54,783

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
United States—continued
$75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	$77,433
50,000	State of California (USD)	5.000%	04/01/38	51,055
200,000	State of California (USD)	5.125%	04/01/33	205,944
1,550,000	State of California (USD)	6.000%	04/01/38	1,715,090
275,000	State of California (USD)	7.625%	03/01/40	338,998
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	136,412
				2,648,555
Venezuela (0.7%)
Government (0.7%)
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	766,350

Vietnam (0.8%)
Government (0.8%)
880,000	Socialist Republic of Vietnam - 144A Issue (USD) (d)	6.750%	01/29/20	862,400
	Total Long-Term Debt Securities (cost: $89,935,985)			93,657,565

Short-Term Securities (14.9%)
Egypt (0.7%)
1,500,000	Egypt Treasury Bills (EGP) (e)	10.291%	11/08/11	247,533
925,000	Egypt Treasury Bills (EGP) (e)	10.405%	01/17/12	148,940
1,000,000	Egypt Treasury Bills (EGP) (e)	10.488%	12/06/11	163,829
1,450,000	Egypt Treasury Bills (EGP) (e)	10.605%	01/17/12	233,473
				793,775
Great Britain (3.1%)
1,212,000	United Kingdom Gilt (GBP)	3.250%	12/07/11	1,897,214
962,000	United Kingdom Gilt (GBP)	5.000%	03/07/12	1,527,170
				3,424,384
Hungary (0.1%)
24,900,000	Hungary Treasury Bills (HUF) (e)	5.690%	08/22/12	107,912

Israel (1.4%)
1,200,000	Israel Government Bond - Makam (ILS)	4.000%	03/30/12	327,607
1,195,000	Israel Treasury Bill - Makam (ILS) (e) (g)	2.318%	10/05/11	318,094
1,420,000	Israel Treasury Bill - Makam (ILS) (e)	3.140%	04/04/12	372,691
1,620,000	Israel Treasury Bill - Makam (ILS) (e)	3.264%	05/02/12	424,276
180,000	Israel Treasury Bill - Makam (ILS) (e)	3.284%	02/01/12	47,482
100,000	Israel Treasury Bill - Makam (ILS) (e)	3.297%	02/29/12	26,335
				1,516,485
Malaysia (3.0%)
310,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.700%	12/29/11	96,420
880,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	10/04/11	275,646
1,825,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	12/01/11	568,982
2,630,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	02/09/12	815,247
530,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.750%	02/21/12	164,126

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Fair Value(a)
Malaysia—continued
535,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.787%	03/29/12	$165,156
250,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.813%	10/13/11	78,257
2,620,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.818%	12/15/11	815,874
510,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.889%	01/31/12	158,195
265,000	Bank Negara Malaysia Monetary Notes (MYR) (e)	2.892%	03/01/12	81,995
160,000	Malaysia Treasury Bill (MYR) (e)	2.750%	02/24/12	49,535
50,000	Malaysia Treasury Bill (MYR) (e)	2.800%	03/23/12	15,443
				3,284,876
Norway (3.6%)
5,210,000	Norway Treasury Bill (NOK) (e)	2.450%	12/21/11	884,152
18,380,000	Norway Treasury Bill (NOK) (e)	2.544%	03/21/12	3,103,875
				3,988,027
Philippines (0.1%)
650,000	Philippine Treasury Bills (PHP) (e) (g)	1.213%	08/22/12	14,716
870,000	Philippine Treasury Bills (PHP) (e)	1.913%	11/29/11	19,798
1,260,000	Philippine Treasury Bills (PHP) (e)	1.933%	11/16/11	28,700
320,000	Philippine Treasury Bills (PHP) (e)	2.499%	02/22/12	7,254
50,000	Philippine Treasury Bills (PHP) (e)	2.543%	10/19/11	1,142
940,000	Philippine Treasury Bills (PHP) (e)	2.619%	02/08/12	21,319
				92,929
Sri Lanka (0.0%)
140,000	Sri Lanka Treasury Bills (LKR) (e) (g)	7.270%	07/06/12	1,203

Sweden (0.1%)
480,000	Sweden Treasury Bill (SEK) (e)	2.048%	12/21/11	69,653

United States (0.9%)
$950,000	Federal Home Loan Bank (USD) (e)	0.001%	10/03/11	950,000

Shares
Investment Company (1.9%)
United States (1.9%)
2,124,076	Dreyfus Treasury Cash Management Fund, current rate 0.010%			2,124,076
	Total short-term securities (cost: $17,217,376)			16,353,320
	Total investments in securities (cost: $107,153,361) (h)			$110,010,885
	Liabilities in excess of cash and other assets (-0.3%)			(319,954)
	Total net assets (100.0%)			$109,690,931

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On September 30, 2011, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation	Counterparty
10/03/11	46,473	USD	2,100,000	PHP	$1,554	$—	HSBC Bank PLC
10/04/11	252,934	USD	11,381,000	PHP	7,352	—	Deutsche Bank AG
10/04/11	202,570	USD	9,129,000	PHP	6,213	—	HSBC Bank PLC
10/04/11	11,381,000	PHP	261,632	USD	1,346	—	Deutsche Bank AG
10/05/11	304,102	USD	13,611,000	PHP	7,168	—	HSBC Bank PLC
10/05/11	303,843	USD	13,607,000	PHP	7,336	—	Deutsche Bank AG
10/05/11	13,607,000	PHP	312,805	USD	1,626	—	Deutsche Bank AG
10/06/11	80,310	USD	3,595,000	PHP	1,900	—	JPMorgan Chase (Singapore)
10/06/11	3,595,000	PHP	82,644	USD	434	—	JPMorgan Chase (Singapore)
10/07/11	251,090	USD	11,170,000	PHP	4,330	—	Deutsche Bank AG
10/07/11	11,170,000	PHP	256,900	USD	1,479	—	Deutsche Bank AG
10/11/11	201,921	USD	8,955,000	PHP	2,808	—	HSBC Bank PLC
10/11/11	201,879	USD	8,939,000	PHP	2,484	—	Deutsche Bank AG
10/11/11	101,090	USD	4,471,000	PHP	1,126	—	Citibank NA
10/11/11	100,679	USD	4,460,000	PHP	1,285	—	JPMorgan Chase (Singapore)
10/11/11	4,460,000	PHP	102,529	USD	564	—	JPMorgan Chase (Singapore)
10/11/11	8,939,000	PHP	205,494	USD	1,131	—	Deutsche Bank AG
10/12/11	326,474	USD	1,023,987	MYR	—	5,825	Deutsche Bank AG
10/12/11	60,409	USD	2,662,000	PHP	446	—	Deutsche Bank AG
10/12/11	2,662,000	PHP	61,055	USD	200	—	Deutsche Bank AG
10/13/11	252,804	USD	11,203,000	PHP	3,292	—	JPMorgan Chase (Singapore)
10/13/11	140,865	USD	441,908	MYR	—	2,492	Deutsche Bank AG
10/13/11	99,966	USD	4,438,000	PHP	1,485	—	HSBC Bank PLC
10/17/11	109,916	USD	4,825,000	PHP	358	—	JPMorgan Chase (Singapore)
10/17/11	33,100	USD	1,453,000	PHP	108	—	JPMorgan Chase (Singapore)
10/17/11	300,000	EUR	417,060	USD	14,594	—	HSBC Bank PLC
10/18/11	156,256	EUR	1,279,000	NOK	8,080	—	Barclays Bank PLC
10/18/11	300,000	EUR	420,810	USD	18,347	—	HSBC Bank PLC
10/19/11	156,231	EUR	1,284,000	NOK	8,956	—	Barclays Bank PLC
10/19/11	200,716	USD	8,856,000	PHP	1,666	—	HSBC Bank PLC
10/19/11	55,200	USD	2,431,000	PHP	355	—	Deutsche Bank AG
10/19/11	2,431,000	PHP	55,731	USD	177	—	Deutsche Bank AG

See accompanying notes to investments in securities.

10/19/11	404,000	EUR	564,226	USD	22,248	—	HSBC Bank PLC
10/21/11	218,953	USD	9,718,000	PHP	3,105	—	Deutsche Bank AG
10/21/11	109,979	USD	4,880,000	PHP	1,529	—	JPMorgan Chase (Singapore)
10/21/11	9,718,000	PHP	222,890	USD	832	—	Deutsche Bank AG
10/26/11	215,094	USD	9,488,000	PHP	1,653	—	Deutsche Bank AG
10/26/11	200,489	USD	8,856,000	PHP	1,820	—	HSBC Bank PLC
10/26/11	107,637	USD	4,747,000	PHP	805	—	JPMorgan Chase (Singapore)
10/26/11	88,139	USD	4,087,000	INR	—	4,950	HSBC Bank PLC
10/26/11	85,963	USD	3,993,000	INR	—	4,688	Deutsche Bank AG
10/26/11	9,488,000	PHP	213,935	USD	—	2,812	Deutsche Bank AG
10/27/11	312,523	EUR	2,563,000	NOK	16,839	—	Barclays Bank PLC
10/27/11	181,411	USD	8,432,000	INR	—	9,807	Deutsche Bank AG
10/27/11	131,668	USD	6,087,000	INR	—	7,788	HSBC Bank PLC
10/27/11	39,854	USD	1,750,000	PHP	121	—	HSBC Bank PLC
10/28/11	86,679	USD	3,808,000	PHP	303	—	Deutsche Bank AG
10/28/11	79,481	USD	3,490,000	PHP	237	—	Deutsche Bank AG
10/28/11	26,424	USD	1,160,000	PHP	73	—	HSBC Bank PLC
10/31/11	51,626	USD	2,270,000	PHP	217	—	HSBC Bank PLC
11/04/11	26,499	USD	1,140,000	PHP	—	468	Deutsche Bank AG
11/07/11	294,836	EUR	2,447,400	NOK	20,708	—	UBS AG
11/08/11	13,826,020	JPY	171,032	USD	—	8,434	Citibank NA
11/10/11	13,582,000	JPY	168,032	USD	—	8,272	Barclays Bank PLC
11/14/11	39,487	USD	1,700,000	PHP	—	684	Deutsche Bank AG
11/14/11	13,769,800	JPY	171,678	USD	—	7,074	UBS AG
11/14/11	19,766,000	JPY	246,459	USD	—	10,133	Barclays Bank PLC
11/16/11	22,904,000	JPY	279,897	USD	—	17,440	JPMorgan Chase (Singapore)
11/16/11	45,867,000	JPY	560,319	USD	—	35,121	Deutsche Bank AG
11/17/11	11,041,000	JPY	134,232	USD	—	9,103	Barclays Bank PLC
11/17/11	11,968,000	JPY	144,786	USD	—	10,584	HSBC Bank PLC
11/17/11	18,297,000	JPY	222,213	USD	—	15,321	UBS AG
11/17/11	45,733,000	JPY	556,004	USD	—	37,706	Barclays Bank PLC
11/21/11	63,773,000	JPY	769,091	USD	—	58,867	Barclays Bank PLC
11/25/11	86,201	EUR	715,340	NOK	5,922	—	Morgan Stanley and Co., Inc.
11/28/11	491,853	EUR	4,060,000	NOK	30,014	—	UBS AG
11/28/11	132,301	EUR	1,100,000	NOK	9,420	—	Morgan Stanley and Co., Inc.
11/28/11	26,445	EUR	220,000	NOK	1,904	—	UBS AG
11/28/11	49,458,000	JPY	597,319	USD	—	44,857	Banc of America NA
11/29/11	17,886,000	JPY	216,119	USD	—	16,121	Citibank NA
11/29/11	72,061,000	JPY	870,197	USD	—	65,477	Barclays Bank PLC
12/01/11	158,788	EUR	1,310,000	NOK	9,538	—	UBS AG
12/01/11	44,347,000	JPY	529,896	USD	—	45,944	Deutsche Bank AG
12/02/11	100,000	EUR	130,125	USD	—	3,999	Deutsche Bank AG

See accompanying notes to investments in securities.

12/06/11	202,851	EUR	265,796	USD	—	6,274	HSBC Bank PLC
12/12/11	89,000	EUR	117,605	USD	—	1,765	Barclays Bank PLC
12/16/11	417,945	USD	1,323,172	MYR	—	4,429	JPMorgan Chase (Singapore)
12/19/11	616,157	EUR	820,869	USD	—	5,539	UBS AG
01/05/12	3,466,248	EUR	31,461,400	SEK	—	88,036	Deutsche Bank AG
01/09/12	2,105,272	USD	7,507,400	ILS	—	109,436	Deutsche Bank AG
01/10/12	329,362	USD	1,023,987	MYR	—	9,528	HSBC Bank PLC
01/10/12	9,950,000	JPY	120,333	USD	—	8,953	UBS AG
01/10/12	9,980,000	JPY	120,753	USD	—	8,923	Citibank NA
01/10/12	19,970,000	JPY	241,475	USD	—	18,007	Barclays Bank PLC
01/11/12	482,000	EUR	624,619	USD	—	21,852	Deutsche Bank AG
01/11/12	2,481,000	EUR	3,211,468	USD	—	116,112	UBS AG
01/12/12	10,020,000	JPY	121,189	USD	—	9,012	Deutsche Bank AG
01/12/12	10,030,000	JPY	121,554	USD	—	8,777	HSBC Bank PLC
01/13/12	491,425	USD	21,635,000	PHP	1,394	—	JPMorgan Chase (Singapore)
01/13/12	201,005	USD	102,000,000	CLP	—	8,549	Morgan Stanley and Co., Inc.
01/13/12	141,863	EUR	183,464	USD	—	6,806	JPMorgan Chase (Singapore)
01/13/12	20,250,000	JPY	245,264	USD	—	17,871	UBS AG
01/13/12	204,914	EUR	264,855	USD	—	9,980	Citibank NA
01/13/12	25,460,000	JPY	308,232	USD	—	22,603	Barclays Bank PLC
01/13/12	25,660,000	JPY	310,891	USD	—	22,543	HSBC Bank PLC
01/13/12	252,202	EUR	326,097	USD	—	12,162	Barclays Bank PLC
01/13/12	472,878	EUR	611,526	USD	—	22,710	UBS AG
01/17/12	78,894	USD	3,470,000	PHP	148	—	HSBC Bank PLC
01/18/12	151,083	USD	6,730,000	PHP	2,217	—	HSBC Bank PLC
01/18/12	86,141	USD	3,838,000	PHP	1,284	—	Deutsche Bank AG
01/18/12	459,600	EUR	609,340	USD	—	7,085	Deutsche Bank AG
01/19/12	213,071	USD	9,585,000	PHP	5,262	—	JPMorgan Chase (Singapore)
01/19/12	54,087	USD	2,402,000	PHP	627	—	Deutsche Bank AG
01/19/12	204,914	EUR	273,089	USD	—	1,746	Barclays Bank PLC
01/24/12	76,072	USD	48,012	GBP	—	1,359	Barclays Bank PLC
01/24/12	75,785	USD	47,877	GBP	—	1,282	Deutsche Bank AG
01/24/12	50,523	USD	31,971	GBP	—	772	Citibank NA
01/25/12	362,540	EUR	488,592	USD	2,347	—	UBS AG
01/26/12	196,669	USD	8,856,000	PHP	5,057	—	HSBC Bank PLC
01/26/12	39,944	USD	25,104	GBP	—	880	Deutsche Bank AG
01/26/12	15,050,000	JPY	183,094	USD	—	12,515	Deutsche Bank AG
01/26/12	35,153,538	JPY	428,346	USD	—	28,555	Deutsche Bank AG
01/26/12	52,800,000	JPY	642,297	USD	—	43,961	UBS AG
01/26/12	60,350,000	JPY	733,649	USD	—	50,738	Barclays Bank PLC
01/27/12	338,618	USD	171,290,000	CLP	—	15,819	Deutsche Bank AG
01/27/12	50,039	USD	31,815	GBP	—	532	Barclays Bank PLC

See accompanying notes to investments in securities.

01/27/12	29,848	USD	18,960	GBP	—	344	Morgan Stanley and Co., Inc.
01/27/12	10,052	USD	6,318	GBP	—	221	JPMorgan Chase (Singapore)
01/27/12	310,400	EUR	419,701	USD	3,388	—	Citibank NA
01/27/12	64,982,551	JPY	792,857	USD	—	51,756	HSBC Bank PLC
01/30/12	785,692	USD	394,260,000	CLP	—	42,895	Deutsche Bank AG
01/30/12	102,811	USD	51,930,000	CLP	—	4,974	JPMorgan Chase Bank NA
01/30/12	19,752	USD	12,550	GBP	—	223	JPMorgan Chase Bank NA
01/31/12	5,424,799	USD	6,142,500,000	KRW	—	211,306	JPMorgan Chase (Singapore)
01/31/12	473,738	USD	237,840,000	CLP	—	25,680	Deutsche Bank AG
01/31/12	9,692	USD	6,122	GBP	—	166	Morgan Stanley and Co., Inc.
01/31/12	300,000	EUR	408,000	USD	5,636	—	Deutsche Bank AG
01/31/12	6,142,500,000	KRW	5,670,174	USD	456,682	—	JPMorgan Chase (Singapore)
02/01/12	37,204	USD	23,602	GBP	—	479	Morgan Stanley and Co., Inc.
02/01/12	32,425	USD	20,499	GBP	—	528	Citibank NA
02/01/12	4,011	USD	2,544	GBP	—	53	Barclays Bank PLC
02/01/12	302,000	EUR	411,230	USD	6,184	—	UBS AG
02/03/12	195,765	USD	8,700,000	PHP	2,405	—	Deutsche Bank AG
02/03/12	69,693	USD	3,100,000	PHP	920	—	HSBC Bank PLC
02/03/12	56,229	USD	2,500,000	PHP	716	—	HSBC Bank PLC
02/06/12	56,497	USD	2,500,000	PHP	448	—	HSBC Bank PLC
02/06/12	51,977	USD	2,300,000	PHP	412	—	HSBC Bank PLC
02/07/12	256,061	USD	327,000	SGD	—	4,883	Deutsche Bank AG
02/07/12	256,093	USD	327,000	SGD	—	4,915	HSBC Bank PLC
02/07/12	76,577	USD	3,400,000	PHP	869	—	JPMorgan Chase (Singapore)
02/08/12	504,530	EUR	3,998,300	NOK	441	—	UBS AG
02/08/12	569,780	USD	585,982	AUD	—	8,373	Morgan Stanley and Co., Inc.
02/08/12	568,099	USD	585,820	AUD	—	6,847	UBS AG
02/08/12	460,818	USD	586,000	SGD	—	10,687	Deutsche Bank AG
02/08/12	51,069	USD	65,000	SGD	—	1,139	Deutsche Bank AG
02/08/12	341,000	EUR	461,867	USD	4,516	—	UBS AG
02/08/12	454,000	EUR	613,313	USD	4,405	—	Citibank NA
02/09/12	1,004,087	EUR	7,984,000	NOK	5,363	—	Deutsche Bank AG
02/09/12	702,604	EUR	5,588,300	NOK	4,014	—	UBS AG
02/09/12	14,749,800	JPY	186,000	AUD	—	13,573	Barclays Bank PLC
02/09/12	14,759,100	JPY	186,000	AUD	—	13,694	Citibank NA
02/09/12	14,764,308	JPY	186,000	AUD	—	13,762	Deutsche Bank AG
02/09/12	82,485	EUR	328,000	PLN	—	12,097	Deutsche Bank AG
02/09/12	70,879	USD	90,290	SGD	—	1,522	Barclays Bank PLC

See accompanying notes to investments in securities.

02/09/12	52,000	EUR	70,036	USD	293	—	Deutsche Bank AG
02/09/12	158,000	EUR	212,478	USD	568	—	HSBC Bank PLC
02/09/12	211,000	EUR	284,428	USD	1,433	—	Barclays Bank PLC
02/10/12	82,435	EUR	328,000	PLN	—	12,037	Barclays Bank PLC
02/10/12	105,242	USD	51,800,000	CLP	—	7,743	Deutsche Bank AG
02/10/12	14,652,000	JPY	179,311	USD	—	11,177	Morgan Stanley and Co., Inc.
02/10/12	178,000	EUR	241,368	USD	2,633	—	Barclays Bank PLC
02/10/12	22,910,000	JPY	279,868	USD	—	17,979	HSBC Bank PLC
02/13/12	252,461	USD	321,500	SGD	—	5,483	HSBC Bank PLC
02/13/12	165,299	USD	81,360,000	CLP	—	12,201	Deutsche Bank AG
02/13/12	104,911	USD	51,700,000	CLP	—	7,625	Barclays Bank PLC
02/13/12	160,000	EUR	217,243	USD	2,651	—	UBS AG
02/14/12	625,047	USD	1,927,206	MYR	—	23,554	Deutsche Bank AG
02/14/12	211,056	USD	132,458	GBP	—	4,971	Barclays Bank PLC
02/14/12	181,787	USD	231,500	SGD	—	3,944	HSBC Bank PLC
02/14/12	184,737	USD	89,810,000	CLP	—	15,754	Morgan Stanley and Co., Inc.
02/14/12	81,686	EUR	328,000	PLN	—	11,059	Deutsche Bank AG
02/14/12	104,201	USD	51,100,000	CLP	—	8,053	Deutsche Bank AG
02/15/12	6,828,270	JPY	83,120	USD	—	5,661	Deutsche Bank AG
02/15/12	8,030,000	JPY	97,831	USD	—	6,574	JPMorgan Chase (Singapore)
02/16/12	168,812	USD	81,300,000	CLP	—	15,867	Morgan Stanley and Co., Inc.
02/16/12	168,862	USD	81,290,000	CLP	—	15,936	Morgan Stanley and Co., Inc.
02/16/12	206,000	EUR	275,546	USD	—	742	JPMorgan Chase (Singapore)
02/16/12	206,000	EUR	275,663	USD	—	625	UBS AG
02/17/12	301,141	USD	385,000	SGD	—	5,361	Deutsche Bank AG
02/17/12	300,368	USD	384,000	SGD	—	5,357	HSBC Bank PLC
02/17/12	200,368	USD	256,000	SGD	—	3,693	Barclays Bank PLC
02/17/12	156,674	USD	485,000	MYR	—	5,312	HSBC Bank PLC
02/17/12	210,000	EUR	281,782	USD	130	—	Deutsche Bank AG
02/21/12	170,658	USD	82,530,000	CLP	—	15,466	Deutsche Bank AG
02/21/12	99,153	USD	48,300,000	CLP	—	8,329	JPMorgan Chase Bank NA
02/21/12	210,000	EUR	281,150	USD	—	502	UBS AG
02/22/12	170,213	USD	82,000,000	CLP	—	16,032	JPMorgan Chase Bank NA
02/22/12	19,720,000	JPY	237,977	USD	—	18,452	HSBC Bank PLC
02/23/12	186,947	USD	90,490,000	CLP	—	16,818	Deutsche Bank AG
02/23/12	19,700,000	JPY	237,621	USD	—	18,553	JPMorgan Chase (Singapore)
02/24/12	392,718	USD	502,000	SGD	—	7,006	Deutsche Bank AG
02/27/12	362,061	USD	175,690,000	CLP	—	31,862	Citibank NA
02/27/12	245,471	USD	313,000	SGD	—	4,965	Deutsche Bank AG

See accompanying notes to investments in securities.

02/27/12	212,604	USD	103,150,000	CLP	—	18,739	Morgan Stanley and Co., Inc.
02/27/12	204,931	USD	100,320,000	CLP	—	16,386	Deutsche Bank AG
02/27/12	74,684	USD	36,150,000	CLP	—	6,742	Deutsche Bank AG
02/27/12	42,000	EUR	57,228	USD	898	—	Deutsche Bank AG
02/28/12	203,020	USD	99,500,000	CLP	—	16,032	Morgan Stanley and Co., Inc.
02/28/12	60,762	USD	29,500,000	CLP	—	5,323	JPMorgan Chase Bank NA
02/29/12	245,159	USD	313,000	SGD	—	4,645	Deutsche Bank AG
02/29/12	186,596	USD	91,600,000	CLP	—	14,469	Barclays Bank PLC
02/29/12	74,684	USD	36,150,000	CLP	—	6,754	Deutsche Bank AG
02/29/12	24,320	EUR	33,233	USD	615	—	Deutsche Bank AG
03/01/12	191,173	USD	93,885,000	CLP	—	14,768	Deutsche Bank AG
03/01/12	93,369	USD	45,900,000	CLP	—	7,125	Barclays Bank PLC
03/01/12	12,300	EUR	16,770	USD	274	—	Deutsche Bank AG
03/01/12	20,800,000	JPY	255,906	USD	—	14,606	JPMorgan Chase (Singapore)
03/01/12	20,800,000	JPY	256,000	USD	—	14,512	HSBC Bank PLC
03/01/12	23,200,000	JPY	285,384	USD	—	16,341	UBS AG
03/02/12	191,173	USD	93,885,000	CLP	—	14,783	Deutsche Bank AG
03/05/12	208,068	USD	102,120,000	CLP	—	16,257	Deutsche Bank AG
03/05/12	13,000	EUR	17,767	USD	332	—	Deutsche Bank AG
03/07/12	206,238	USD	101,500,000	CLP	—	15,624	Deutsche Bank AG
03/08/12	104,000	EUR	143,728	USD	4,244	—	HSBC Bank PLC
03/08/12	294,000	EUR	406,734	USD	12,425	—	Morgan Stanley and Co., Inc.
03/08/12	390,000	EUR	539,585	USD	16,521	—	UBS AG
03/09/12	202,170	USD	98,760,000	CLP	—	16,734	Deutsche Bank AG
03/12/12	89,671	USD	44,100,000	CLP	—	6,888	Morgan Stanley and Co., Inc.
03/15/12	206,728	USD	101,400,000	CLP	—	16,434	Deutsche Bank AG
03/15/12	200,897	USD	98,520,000	CLP	—	16,008	Deutsche Bank AG
03/19/12	458,988	USD	587,000	SGD	—	7,781	JPMorgan Chase (Singapore)
03/19/12	423,935	USD	451,000	AUD	6,444	—	Citibank NA
03/19/12	366,783	USD	468,000	SGD	—	7,047	HSBC Bank PLC
03/19/12	321,165	USD	409,700	SGD	—	6,242	Deutsche Bank AG
03/19/12	12,600,000	JPY	156,787	USD	—	7,133	Morgan Stanley and Co., Inc.
03/19/12	17,050,000	JPY	212,236	USD	—	9,576	UBS AG
03/19/12	21,026,000	JPY	261,709	USD	—	11,829	Citibank NA
03/21/12	344,099	USD	441,100	SGD	—	5,028	Deutsche Bank AG
03/21/12	274,903	USD	352,000	SGD	—	4,324	HSBC Bank PLC
03/21/12	207,081	USD	220,891	AUD	3,669	—	Deutsche Bank AG
03/21/12	97,742	USD	48,700,000	CLP	—	6,396	JPMorgan Chase Bank NA
03/22/12	13,579	USD	14,500	AUD	254	—	Deutsche Bank AG

See accompanying notes to investments in securities.

03/23/12	13,332,130	JPY	165,057	USD	—	8,400	UBS AG
03/26/12	142,000	EUR	198,745	USD	8,298	—	Deutsche Bank AG
03/29/12	239,454	USD	150,311	GBP	—	5,680	Deutsche Bank AG
03/29/12	239,454	USD	150,291	GBP	—	5,711	Morgan Stanley and Co., Inc.
03/30/12	854,912	USD	3,060,244	ILS	—	41,811	Morgan Stanley and Co., Inc.
03/30/12	478,908	USD	301,496	GBP	—	10,005	Barclays Bank PLC
03/30/12	192,987	USD	96,320,000	CLP	—	12,462	Deutsche Bank AG
04/02/12	287,345	USD	180,800	GBP	—	6,162	Credit Suisse AG (London)
04/02/12	204,239	USD	102,330,000	CLP	—	12,500	Deutsche Bank AG
04/04/12	195,000	EUR	273,926	USD	12,398	—	Deutsche Bank AG
04/05/12	131,000	EUR	183,353	USD	7,659	—	Deutsche Bank AG
04/10/12	301,000	EUR	422,649	USD	18,955	—	UBS AG
04/10/12	502,000	EUR	707,017	USD	33,747	—	Deutsche Bank AG
04/10/12	602,000	EUR	845,822	USD	38,434	—	HSBC Bank PLC
04/11/12	217,780	USD	10,203,000	INR	—	13,219	Deutsche Bank AG
04/12/12	244,000	EUR	347,840	USD	20,593	—	UBS AG
04/13/12	468,723	USD	21,880,000	INR	—	30,086	Deutsche Bank AG
04/16/12	314,017	USD	14,696,000	INR	—	19,439	JPMorgan Chase (Singapore)
04/16/12	168,979	USD	83,180,000	CLP	—	13,299	Morgan Stanley and Co., Inc.
04/16/12	381,000	EUR	546,003	USD	35,014	—	HSBC Bank PLC
04/18/12	306,415	USD	14,426,000	INR	—	17,273	JPMorgan Chase (Singapore)
04/19/12	152,929	USD	7,206,000	INR	—	8,505	JPMorgan Chase (Singapore)
04/19/12	131,647	USD	402,984	MYR	—	6,047	JPMorgan Chase (Singapore)
04/19/12	107,093	USD	5,058,000	INR	—	5,719	Deutsche Bank AG
04/20/12	150,566	USD	74,530,000	CLP	—	11,120	Morgan Stanley and Co., Inc.
04/20/12	12,300,000	JPY	149,841	USD	—	10,278	Citibank NA
04/20/12	12,300,000	JPY	149,753	USD	—	10,365	UBS AG
04/23/12	377,685	USD	1,155,000	MYR	—	17,731	JPMorgan Chase (Singapore)
04/23/12	341,000	EUR	482,123	USD	24,778	—	Deutsche Bank AG
04/26/12	217,605	USD	10,247,000	INR	—	12,294	Deutsche Bank AG
04/27/12	153,828	USD	7,253,000	INR	—	8,512	JPMorgan Chase (Singapore)
04/27/12	95,768	USD	47,223,000	CLP	—	7,463	JPMorgan Chase Bank NA
04/27/12	31,007	USD	1,462,000	INR	—	1,716	JPMorgan Chase (Singapore)
04/30/12	154,140	USD	7,260,000	INR	—	8,703	JPMorgan Chase (Singapore)

See accompanying notes to investments in securities.

04/30/12	156,462	USD	76,119,000	CLP	—	14,158	Citibank NA
05/07/12	32,000	EUR	47,042	USD	4,124	—	Barclays Bank PLC
05/07/12	32,000	EUR	47,072	USD	4,153	—	Morgan Stanley and Co., Inc.
05/07/12	43,000	EUR	63,038	USD	5,366	—	Credit Suisse AG (London)
05/07/12	51,000	EUR	74,593	USD	6,191	—	Deutsche Bank AG
05/09/12	16,000	EUR	22,950	USD	1,491	—	UBS AG
05/09/12	32,000	EUR	46,168	USD	3,250	—	Deutsche Bank AG
05/10/12	29,346,000	JPY	365,123	USD	—	17,066	Citibank NA
05/11/12	107,099	USD	52,000,000	CLP	—	9,972	Morgan Stanley and Co., Inc.
05/11/12	19,620,000	JPY	244,051	USD	—	11,476	Deutsche Bank AG
05/11/12	29,331,000	JPY	364,859	USD	—	17,143	UBS AG
05/18/12	62,000	EUR	86,859	USD	3,704	—	Deutsche Bank AG
05/21/12	14,000	EUR	19,639	USD	862	—	Deutsche Bank AG
05/21/12	62,000	EUR	86,602	USD	3,447	—	UBS AG
05/21/12	78,000	EUR	108,907	USD	4,292	—	Deutsche Bank AG
05/24/12	309,114	EUR	1,238,000	PLN	—	45,099	Morgan Stanley and Co., Inc.
06/01/12	290,947	USD	13,884,000	INR	—	13,195	Deutsche Bank AG
06/04/12	339,843	USD	16,044,000	INR	—	18,921	HSBC Bank PLC
06/06/12	22,710	EUR	32,500	USD	2,041	—	Deutsche Bank AG
06/07/12	215,668	USD	10,227,000	INR	—	11,128	Deutsche Bank AG
06/07/12	30,600	EUR	43,923	USD	2,882	—	UBS AG
06/07/12	58,800	EUR	84,681	USD	5,817	—	Deutsche Bank AG
06/08/12	485,847	EUR	1,967,000	PLN	—	65,032	Deutsche Bank AG
06/08/12	94,899	EUR	384,000	PLN	—	12,765	Citibank NA
06/08/12	57,974	USD	2,730,000	INR	—	3,376	HSBC Bank PLC
06/11/12	58,777	USD	2,769,000	INR	—	3,407	Deutsche Bank AG
06/11/12	18,000	EUR	26,076	USD	1,934	—	Deutsche Bank AG
06/11/12	131,500	EUR	189,603	USD	13,232	—	Deutsche Bank AG
06/13/12	146,285	USD	6,890,000	INR	—	8,520	HSBC Bank PLC
06/13/12	58,000	EUR	83,213	USD	5,421	—	Deutsche Bank AG
06/14/12	11,000	EUR	15,717	USD	964	—	Deutsche Bank AG
06/18/12	146,791	USD	6,930,000	INR	—	8,256	Deutsche Bank AG
06/20/12	133,214	USD	6,313,000	INR	—	7,024	Deutsche Bank AG
06/22/12	120,127	USD	5,688,000	INR	—	6,440	JPMorgan Chase (Singapore)
06/25/12	182,661	USD	8,607,000	INR	—	10,654	Deutsche Bank AG
06/27/12	122,484	USD	5,780,000	INR	—	6,983	HSBC Bank PLC
06/29/12	696,849	EUR	6,480,000	SEK	—	18	UBS AG
07/11/12	122,625	USD	5,714,000	INR	—	8,507	Deutsche Bank AG
07/12/12	335,210	USD	1,023,565	MYR	—	16,743	Deutsche Bank AG
07/12/12	198,098	USD	9,191,000	INR	—	14,545	JPMorgan Chase (Singapore)
07/12/12	61,970	USD	2,887,000	INR	—	4,313	Deutsche Bank AG
07/13/12	380,715	USD	1,160,000	MYR	—	19,807	Deutsche Bank AG

See accompanying notes to investments in securities.

07/16/12	399,419	EUR	3,714,920	SEK	—	116	Morgan Stanley and Co., Inc.
07/16/12	353,510	EUR	3,286,787	SEK	—	266	Morgan Stanley and Co., Inc.
07/16/12	161,000	EUR	225,567	USD	9,626	—	Deutsche Bank AG
07/18/12	399,420	EUR	3,708,930	SEK	—	1,002	UBS AG
07/18/12	189,484	EUR	813,000	MYR	—	1,229	Deutsche Bank AG
07/18/12	82,639	EUR	769,460	SEK	94	—	Morgan Stanley and Co., Inc.
07/18/12	76,180	USD	232,000	MYR	—	4,008	Deutsche Bank AG
07/18/12	253,000	EUR	354,881	USD	15,545	—	Deutsche Bank AG
07/19/12	26,361	USD	1,225,000	INR	—	1,903	JPMorgan Chase (Singapore)
07/19/12	26,361	USD	1,225,000	INR	—	1,903	JPMorgan Chase (Singapore)
07/19/12	190,000	EUR	266,209	USD	11,372	—	Barclays Bank PLC
07/20/12	520,074	EUR	4,866,106	SEK	3,972	—	Morgan Stanley and Co., Inc.
07/20/12	215,503	EUR	918,000	MYR	—	3,476	Deutsche Bank AG
07/20/12	119,819	USD	366,000	MYR	—	5,966	Deutsche Bank AG
07/20/12	139,000	EUR	193,884	USD	7,451	—	Deutsche Bank AG
07/23/12	126,000	EUR	176,747	USD	7,749	—	Deutsche Bank AG
07/25/12	275,733	EUR	1,180,000	MYR	—	2,801	Deutsche Bank AG
07/25/12	146,681	USD	445,000	MYR	—	8,269	Deutsche Bank AG
07/27/12	4,322,354	USD	13,031,032	MYR	—	269,398	JPMorgan Chase (Singapore)
07/27/12	275,007	EUR	1,180,000	MYR	—	1,845	JPMorgan Chase (Singapore)
07/31/12	1,214,614	USD	1,454,500	SGD	—	93,285	JPMorgan Chase (Singapore)
08/01/12	971,664	USD	1,165,870	SGD	—	72,834	Morgan Stanley and Co., Inc.
08/01/12	48,730	EUR	69,060	USD	3,701	—	Barclays Bank PLC
08/02/12	48,862	EUR	69,663	USD	4,127	—	Barclays Bank PLC
08/06/12	756,862	USD	907,084	SGD	—	57,481	Deutsche Bank AG
08/06/12	756,858	USD	906,640	SGD	—	57,819	Credit Suisse International
08/06/12	81,000	EUR	115,096	USD	6,455	—	Deutsche Bank AG
08/06/12	112,500	EUR	159,856	USD	8,966	—	Deutsche Bank AG
08/06/12	135,680	EUR	192,747	USD	10,767	—	Barclays Bank PLC
08/06/12	173,000	EUR	243,359	USD	11,323	—	Deutsche Bank AG
08/08/12	59,760	EUR	83,900	USD	3,747	—	Citibank NA
08/08/12	157,500	EUR	221,642	USD	10,396	—	Deutsche Bank AG
08/08/12	203,000	EUR	285,672	USD	13,399	—	Deutsche Bank AG
08/09/12	17,124	EUR	24,094	USD	1,127	—	Citibank NA
08/09/12	113,000	EUR	159,837	USD	8,277	—	Deutsche Bank AG
08/09/12	160,000	EUR	226,734	USD	12,135	—	Deutsche Bank AG
08/10/12	107,000	EUR	151,222	USD	7,709	—	Deutsche Bank AG

See accompanying notes to investments in securities.

08/13/12	83,288	USD	92,000,000	KRW	—	4,996	Deutsche Bank AG
08/13/12	80,000	EUR	113,389	USD	6,089	—	Deutsche Bank AG
08/13/12	123,000	EUR	174,124	USD	9,150	—	Deutsche Bank AG
08/16/12	846,299	EUR	3,590,000	PLN	—	67,547	Deutsche Bank AG
08/16/12	96,963	USD	106,000,000	KRW	—	6,750	JPMorgan Chase (Singapore)
08/17/12	1,129,819	USD	1,228,000,000	KRW	—	84,686	HSBC Bank PLC
08/20/12	23,010,000	JPY	302,763	USD	2,416	—	HSBC Bank PLC
08/20/12	23,117,000	JPY	302,400	USD	656	—	JPMorgan Chase (Singapore)
08/20/12	28,340,000	JPY	370,938	USD	1,018	—	Deutsche Bank AG
08/20/12	46,522,000	JPY	609,885	USD	2,637	—	UBS AG
08/20/12	73,745,000	JPY	966,831	USD	4,243	—	HSBC Bank PLC
08/22/12	18,200,000	JPY	239,052	USD	1,479	—	Morgan Stanley and Co., Inc.
08/22/12	23,068,000	JPY	303,008	USD	1,890	—	Barclays Bank PLC
08/22/12	23,098,000	JPY	303,366	USD	1,857	—	Deutsche Bank AG
08/22/12	380,000	EUR	541,158	USD	31,485	—	UBS AG
08/22/12	381,000	EUR	542,620	USD	31,606	—	UBS AG
08/23/12	49,717	EUR	71,493	USD	4,810	—	Barclays Bank PLC
08/23/12	22,797,000	JPY	300,607	USD	3,020	—	Deutsche Bank AG
08/23/12	45,752,000	JPY	601,288	USD	4,051	—	Credit Suisse International
08/23/12	46,090,000	JPY	606,767	USD	5,118	—	Citibank NA
08/24/12	185,558	USD	8,758,000	INR	—	10,924	HSBC Bank PLC
08/24/12	160,641	USD	7,590,000	INR	—	9,297	Deutsche Bank AG
08/24/12	82,138	EUR	117,835	USD	7,668	—	Barclays Bank PLC
08/24/12	45,992,000	JPY	602,897	USD	2,514	—	JPMorgan Chase (Singapore)
08/27/12	414,103	EUR	3,820,973	SEK	—	5,005	Deutsche Bank AG
08/27/12	199,710	EUR	1,585,600	NOK	—	1,389	Deutsche Bank AG
08/27/12	53,337	EUR	76,885	USD	5,347	—	Barclays Bank PLC
08/27/12	18,925,000	JPY	248,148	USD	1,083	—	Barclays Bank PLC
08/27/12	33,447,000	JPY	439,803	USD	3,154	—	JPMorgan Chase (Singapore)
08/27/12	38,472,000	JPY	506,264	USD	4,014	—	Deutsche Bank AG
08/27/12	45,839,000	JPY	601,049	USD	2,624	—	Barclays Bank PLC
08/27/12	492,000	EUR	707,545	USD	47,653	—	Barclays Bank PLC
08/27/12	52,556,000	JPY	691,231	USD	5,115	—	UBS AG
08/27/12	73,808,000	JPY	968,291	USD	4,732	—	HSBC Bank PLC
08/27/12	743,770	EUR	1,070,002	USD	72,425	—	UBS AG
08/29/12	50,017	EUR	71,604	USD	4,519	—	Deutsche Bank AG
08/29/12	327,271	EUR	470,563	USD	31,613	—	JPMorgan Chase (Singapore)
08/30/12	54,600,000	JPY	716,535	USD	3,689	—	Barclays Bank PLC
08/31/12	1,781	EUR	2,576	USD	187	—	Deutsche Bank AG
08/31/12	22,848,000	JPY	299,430	USD	1,124	—	JPMorgan Chase (Singapore)

See accompanying notes to investments in securities.

09/06/12	113,087	USD	5,367,000	INR	—	6,120	Deutsche Bank AG
09/06/12	27,000	EUR	38,308	USD	2,095	—	Deutsche Bank AG
09/10/12	51,267	EUR	71,984	USD	3,222	—	Barclays Bank PLC
09/10/12	59,000	EUR	82,530	USD	3,396	—	Deutsche Bank AG
09/12/12	50,045	EUR	69,963	USD	2,840	—	Barclays Bank PLC
09/13/12	27,000	EUR	36,944	USD	731	—	Deutsche Bank AG
09/14/12	142,450	EUR	194,847	USD	3,787	—	Barclays Bank PLC
09/17/12	132,617	EUR	181,778	USD	3,907	—	UBS AG
09/19/12	33,313	EUR	46,178	USD	1,498	—	Barclays Bank PLC
09/24/12	213,237	USD	9,488,000	PHP	2,207	—	Deutsche Bank AG
09/24/12	81,780	EUR	111,263	USD	1,577	—	Barclays Bank PLC
09/24/12	161,000	EUR	220,148	USD	4,208	—	Deutsche Bank AG
09/24/12	223,000	EUR	304,602	USD	5,506	—	Deutsche Bank AG
09/26/12	179,000	EUR	242,167	USD	2,085	—	Deutsche Bank AG
09/28/12	163,385	USD	36,100,000	HUF	—	3,477	Deutsche Bank AG
09/28/12	165,441	USD	36,000,000	HUF	—	5,976	Deutsche Bank AG
09/28/12	59,478	USD	2,600,000	PHP	—	443	HSBC Bank PLC
09/28/12	9,763,000	JPY	128,630	USD	1,084	—	JPMorgan Chase (Singapore)
10/03/12	47,841	USD	2,100,000	PHP	—	163	HSBC Bank PLC
10/04/12	261,332	USD	11,381,000	PHP	—	3,067	Deutsche Bank AG
10/05/12	312,445	USD	13,607,000	PHP	—	3,692	Deutsche Bank AG
10/09/12	256,634	USD	11,170,000	PHP	—	3,261	Deutsche Bank AG
10/09/12	82,416	USD	3,595,000	PHP	—	869	JPMorgan Chase (Singapore)
10/11/12	205,353	USD	8,939,000	PHP	—	2,619	Deutsche Bank AG
10/11/12	102,247	USD	4,460,000	PHP	—	1,095	JPMorgan Chase (Singapore)
10/12/12	60,985	USD	2,662,000	PHP	—	617	Deutsche Bank AG
10/19/12	55,668	USD	2,431,000	PHP	—	569	Deutsche Bank AG
10/22/12	222,584	USD	9,718,000	PHP	—	2,380	Deutsche Bank AG
					$1,577,721	$3,706,005

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2011.
(f)	Step rate security.
(g)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(h)

At September 30, 2011 the cost of securities for federal income tax purposes was $107,153,361. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,275,738
Gross unrealized depreciation	(6,418,214)
Net unrealized appreciation	$2,857,524

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (96.5%)
Consumer Discretionary (13.4%)
Auto Components (1.0%)
16,369	BorgWarner, Inc. (b)	$990,815
21,373	Gentex Corp.	514,021
		1,504,836
Automobiles (0.1%)
6,671	Thor Industries, Inc.	147,763
Distributors (0.4%)
21,867	LKQ Corp. (b)	528,307
Diversified Consumer Services (0.9%)
8,998	Career Education Corp. (b)	117,424
3,027	ITT Educational Services, Inc. (b)	174,294
4,375	Matthews International Corp. - Class A	134,575
8,609	Regis Corp.	121,301
35,392	Service Corp. International/US	324,191
10,083	Sotheby’s	277,988
1,782	Strayer Education, Inc.	136,626
		1,286,399
Hotels, Restaurants & Leisure (1.3%)
6,623	Bally Technologies, Inc. (b)	178,689
4,533	Bob Evans Farms, Inc.	129,281
12,346	Brinker International, Inc.	258,278
4,225	International Speedway Corp. - Class A	96,499
6,272	Life Time Fitness, Inc. (b)	231,123
4,576	Panera Bread Co. - Class A (b)	475,630
8,667	Scientific Games Corp. - Class A (b)	61,709
8,413	The Cheesecake Factory, Inc. (b)	207,381
44,960	The Wendy’s Co.	206,366
8,322	WMS Industries, Inc. (b)	146,384
		1,991,340
Household Durables (1.4%)
6,041	American Greetings Corp. - Class A	111,758
10,782	KB Home	63,183
5,573	MDC Holdings, Inc.	94,407
8,497	Mohawk Industries, Inc. (b)	364,606
879	NVR, Inc. (b)	530,898
6,571	Ryland Group, Inc.	69,981
21,964	Toll Brothers, Inc. (b)	316,941
9,051	Tupperware Brands Corp.	486,401
		2,038,175
Leisure Equipment & Products (0.4%)
40,179	Eastman Kodak Co. (b)	31,344
10,356	Polaris Industries, Inc.	517,489
		548,833
Media (0.9%)
8,559	AMC Networks, Inc. - Class A (b)	273,460
10,600	DreamWorks Animation SKG, Inc. - Class A (b)	192,708
7,057	John Wiley & Sons, Inc. - Class A	313,472
8,677	Lamar Advertising Co. - Class A (b)	147,769
5,577	Meredith Corp.	126,263
3,761	Scholastic Corp.	105,421
17,972	The New York Times Co. - Class A (b)	104,418
7,034	Valassis Communications, Inc. (b)	131,817
		1,395,328
Multiline Retail (1.1%)
6,996	99 Cents Only Stores (b)	128,866
18,221	Dollar Tree, Inc. (b)	1,368,579
23,893	Saks, Inc. (b)	209,064
		1,706,509
Specialty Retail (4.0%)
11,746	Aaron’s, Inc.	296,587
11,011	Advance Auto Parts, Inc.	639,739
12,057	Aeropostale, Inc. (b)	130,336
29,105	American Eagle Outfitters, Inc.	341,111
7,747	ANN, Inc. (b)	176,942
6,111	Barnes & Noble, Inc.	72,293
25,714	Chico’s FAS, Inc.	293,911
9,045	Collective Brands, Inc. (b)	117,223
14,381	Dick’s Sporting Goods, Inc. (b)	481,188
22,842	Foot Locker, Inc.	458,896
9,975	Guess?, Inc.	284,188
41,819	Office Depot, Inc. (b)	86,147
16,836	PetSmart, Inc.	718,055
14,900	RadioShack Corp.	173,138
9,205	Rent-A-Center, Inc.	252,677

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Consumer Discretionary—continued
10,259	The Dress Barn, Inc. (b)	$277,711
10,664	Tractor Supply Co.	667,033
15,608	Williams-Sonoma, Inc.	480,570
		5,947,745
Textiles, Apparel & Luxury Goods (1.9%)
5,731	Deckers Outdoor Corp. (b)	534,473
7,916	Fossil, Inc. (b)	641,671
14,450	Hanesbrands, Inc. (b)	361,395
10,052	PVH Corp.	585,428
6,421	The Warnaco Group, Inc. (b)	295,944
5,478	Under Armour, Inc. - Class A (b)	363,794
		2,782,705
Consumer Staples (5.0%)
Beverages (0.7%)
11,511	Hansen Natural Corp. (b)	1,004,795
Food & Staples Retailing (0.5%)
8,143	BJ’s Wholesale Club, Inc. (b)	417,247
7,339	Ruddick Corp.	286,148
		703,395
Food Products (2.6%)
11,502	Corn Products International, Inc.	451,338
16,839	Flowers Foods, Inc.	327,687
19,205	Green Mountain Coffee Roasters, Inc. (b)	1,784,913
2,981	Lancaster Colony Corp.	181,871
8,298	Ralcorp Holdings, Inc. (b) (c)	636,539
24,642	Smithfield Foods, Inc. (b)	480,519
3,622	Tootsie Roll Industries, Inc.	87,363
		3,950,230
Household Products (1.1%)
21,440	Church & Dwight Co., Inc.	947,648
10,269	Energizer Holdings, Inc. (b)	682,272
		1,629,920
Tobacco (0.1%)
3,460	Universal Corp.	124,076

Energy (5.9%)
Energy Equipment & Services (2.6%)
8,396	Atwood Oceanics, Inc. (b)	288,486
3,020	CARBO Ceramics, Inc.	309,641
11,916	Dresser-Rand Group, Inc. (b)	482,955
5,193	Dril-Quip, Inc. (b)	279,955
9,536	Exterran Holdings, Inc. (b)	92,690
15,821	Helix Energy Solutions Group, Inc. (b)	207,255
16,208	Oceaneering International, Inc.	572,791
7,722	Oil States International, Inc. (b)	393,204
23,194	Patterson-UTI Energy, Inc.	402,184
11,908	Superior Energy Services, Inc. (b)	312,466
7,720	Tidewater, Inc.	324,626
6,185	Unit Corp. (b)	228,350
		3,894,603
Oil, Gas & Consumable Fuels (3.3%)
31,821	Arch Coal, Inc.	463,950
7,114	Bill Barrett Corp. (b)	257,811
12,779	Cimarex Energy Co.	711,790
7,069	Comstock Resources, Inc. (b)	109,287
17,028	Forest Oil Corp. (b)	245,203
31,382	HollyFrontier Corp.	822,836
9,428	Northern Oil and Gas, Inc. (b)	182,809
3,869	Overseas Shipholding Group, Inc.	53,160
13,638	Patriot Coal Corp. (b)	115,378
21,056	Plains Exploration & Production Co. (b)	478,182
17,799	Quicksilver Resources, Inc. (b)	134,916
9,492	SM Energy Co.	575,690
18,629	Southern Union Co.	755,779
		4,906,791
Financial (18.6%)
Capital Markets (1.8%)
7,747	Affiliated Managers Group, Inc. (b)	604,653
29,328	Apollo Investment Corp.	220,547
17,521	Eaton Vance Corp.	390,193
4,350	Greenhill & Co., Inc.	124,366
22,037	Jefferies Group, Inc.	273,479
15,257	Raymond James Financial, Inc.	396,072
22,357	SEI Investments Co.	343,851
12,853	Waddell & Reed Financial, Inc. - Class A	321,453
		2,674,614
Commercial Banks (3.1%)
25,895	Associated Banc-Corp	240,824
10,847	BancorpSouth, Inc.	95,237
7,036	Bank of Hawaii Corp.	256,110

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
11,743	Cathay General Bancorp	$133,635
6,991	City National Corp.	263,980
11,543	Commerce Bancshares, Inc.	401,119
9,134	Cullen/Frost Bankers, Inc.	418,885
22,238	East West Bancorp, Inc.	331,569
16,313	FirstMerit Corp.	185,316
29,836	Fulton Financial Corp.	228,245
12,590	Hancock Holding Co.	337,160
7,925	International Bancshares Corp.	104,214
6,967	Prosperity Bancshares, Inc.	227,682
6,465	SVB Financial Group (b)	239,205
118,121	Synovus Financial Corp.	126,389
23,840	TCF Financial Corp.	218,374
9,575	Trustmark Corp.	173,786
25,386	Valley National Bancorp	268,838
10,980	Webster Financial Corp.	167,994
4,234	Westamerica Bancorporation	162,247
		4,580,809
Diversified Financial Services (0.4%)
17,990	MSCI, Inc. (b)	545,637
Diversified REIT’s (0.4%)
15,488	Cousins Properties, Inc.	90,605
17,273	Liberty Property Trust	502,817
		593,422
Insurance (4.0%)
11,708	American Financial Group, Inc.	363,768
16,805	Arthur J Gallagher & Co.	441,972
10,571	Aspen Insurance Holdings, Ltd.	243,556
17,288	Brown & Brown, Inc.	307,726
8,184	Everest Re Group, Ltd. (d)	649,646
33,375	Fidelity National Financial, Inc. - Class A	506,632
15,732	First American Financial Corp.	201,370
16,427	HCC Insurance Holdings, Inc.	444,350
7,494	Kemper Corp.	179,556
5,347	Mercury General Corp.	205,057
38,136	Old Republic International Corp.	340,173
12,647	Protective Life Corp.	197,673
11,042	Reinsurance Group of America, Inc.	507,380
6,652	StanCorp Financial Group, Inc.	183,396
6,726	The Hanover Insurance Group, Inc.	238,773
9,318	Transatlantic Holdings, Inc.	452,109
16,950	WR Berkley Corp.	503,245
		5,966,382
Office REIT’s (1.8%)
9,311	Alexandria Real Estate Equities, Inc.	571,602
10,719	Corporate Office Properties Trust SBI	233,460
37,750	Duke Realty Corp.	396,375
10,773	Highwoods Properties, Inc.	304,445
12,999	Mack-Cali Realty Corp.	347,723
12,763	SL Green Realty Corp.	742,169
		2,595,774
Real Estate Investment Trust-Apartments (0.3%)
8,645	Taubman Centers, Inc.	434,930
Real Estate Management & Development (0.2%)
6,471	Jones Lang LaSalle, Inc.	335,263
Residential REIT’s (2.1%)
10,384	American Campus Communities, Inc.	386,389
11,170	BRE Properties, Inc.	472,938
10,680	Camden Property Trust	590,177
4,900	Essex Property Trust, Inc.	588,196
7,031	Home Properties, Inc.	399,079
32,716	UDR, Inc.	724,332
		3,161,111
Retail REIT’s (2.2%)
8,903	Equity One, Inc.	141,202
9,383	Federal Realty Investment Trust	773,253
18,946	Realty Income Corp.	610,819
13,426	Regency Centers Corp.	474,340
19,734	The Macerich Co.	841,260
18,045	Weingarten Realty Investors	382,013
		3,222,887
Specialized REIT’s (1.3%)
18,436	Hospitality Properties Trust	391,396
15,319	Omega Healthcare Investors, Inc.	244,031
5,931	Potlatch Corp.	186,945
18,192	Rayonier, Inc.	669,284
22,894	Senior Housing Properties Trust	493,137
		1,984,793
Thrifts & Mortgage Finance (1.0%)
12,472	Astoria Financial Corp.	95,910

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
44,035	First Niagara Financial Group, Inc.	$402,920
65,324	New York Community Bancorp, Inc.	777,356
16,469	Washington Federal, Inc.	209,815
		1,486,001
Health Care (11.3%)
Biotechnology (1.1%)
7,704	United Therapeutics Corp. (b)	288,823
31,055	Vertex Pharmaceuticals, Inc. (b) (c)	1,383,190
		1,672,013
Health Care Equipment & Supplies (3.2%)
7,227	Gen-Probe, Inc. (b)	413,746
9,422	Hill-Rom Holdings, Inc.	282,848
39,146	Hologic, Inc. (b)	595,411
8,489	IDEXX Laboratories, Inc. (b)	585,486
9,285	Kinetic Concepts, Inc. (b)	611,789
8,909	Masimo Corp.	192,880
22,629	ResMed, Inc. (b)	651,489
8,827	STERIS Corp.	258,366
6,072	Teleflex, Inc.	326,492
7,175	The Cooper Cos., Inc.	567,901
8,921	Thoratec Corp. (b)	291,181
		4,777,589
Health Care Providers & Services (3.5%)
7,378	AMERIGROUP Corp. (b)	287,816
7,502	Catalyst Health Solutions, Inc. (b)	432,790
13,920	Community Health Systems, Inc. (b)	231,629
37,946	Health Management Associates, Inc. - Class A (b)	262,586
13,303	Health Net, Inc. (b)	315,414
13,801	Henry Schein, Inc. (b)	855,800
7,781	Kindred Healthcare, Inc. (b)	67,072
7,765	LifePoint Hospitals, Inc. (b)	284,510
13,950	Lincare Holdings, Inc.	313,875
7,340	Mednax, Inc. (b)	459,778
17,294	Omnicare, Inc.	439,786
9,510	Owens & Minor, Inc.	270,845
14,601	Universal Health Services, Inc. - Class B	496,434
12,928	VCA Antech, Inc. (b)	206,589
6,416	WellCare Health Plans, Inc. (b)	243,680
		5,168,604
Health Care Technology (0.4%)
28,070	Allscripts Healthcare Solutions, Inc. (b)	505,822
Life Sciences Tools & Services (1.6%)
3,005	Bio-Rad Laboratories, Inc. - Class A (b)	272,764
7,669	Charles River Laboratories International, Inc. (b)	219,487
9,045	Covance, Inc. (b)	411,095
4,746	Mettler-Toledo International, Inc. (b) (d)	664,250
16,972	Pharmaceutical Product Development, Inc.	435,501
5,576	Techne Corp.	379,224
		2,382,321
Pharmaceuticals (1.5%)
17,411	Endo Pharmaceuticals Holdings, Inc. (b)	487,334
9,462	Medicis Pharmaceutical Corp. - Class A	345,174
13,858	Perrigo Co.	1,345,750
		2,178,258
Industrials (13.8%)
Aerospace & Defense (1.0%)
4,920	Alliant Techsystems, Inc.	268,189
15,405	BE Aerospace, Inc. (b)	510,060
4,580	Esterline Technologies Corp. (b)	237,427
7,250	Huntington Ingalls Industries, Inc. (b)	176,393
5,760	Triumph Group, Inc.	280,742
		1,472,811
Airlines (0.3%)
5,369	Alaska Air Group, Inc. (b)	302,221
30,480	JetBlue Airways Corp. (b)	124,968
		427,189
Building Products (0.1%)
7,933	Lennox International, Inc.	204,513
Commercial Services & Supplies (1.7%)
7,046	Clean Harbors, Inc. (b)	361,460
8,425	Copart, Inc. (b)	329,586
16,005	Corrections Corp. of America (b)	363,153

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Industrials—continued
7,621	Deluxe Corp.	$141,751
8,636	Herman Miller, Inc.	154,239
6,643	HNI Corp.	127,081
4,609	Mine Safety Appliances Co.	124,259
9,557	Rollins, Inc.	178,811
6,924	The Brink’s Co.	161,398
16,880	Waste Connections, Inc.	570,882
		2,512,620
Construction & Engineering (1.0%)
17,838	Aecom Technology Corp. (b)	315,197
5,114	Granite Construction, Inc.	95,990
22,518	KBR, Inc.	532,100
10,784	The Shaw Group, Inc. (b)	234,444
11,854	URS Corp. (b) (c)	351,590
		1,529,321
Electrical Equipment (1.7%)
6,428	Acuity Brands, Inc.	231,665
24,114	AMETEK, Inc.	795,038
7,764	General Cable Corp. (b)	181,289
8,952	Hubbell, Inc. - Class B	443,482
6,252	Regal-Beloit Corp.	283,716
7,803	Thomas & Betts Corp. (b)	311,418
8,917	Woodward Governor Co.	244,326
		2,490,934
Industrial Conglomerates (0.2%)
9,228	Carlisle Cos., Inc.	294,189
Machinery (4.3%)
14,407	AGCO Corp. (b)	498,050
7,283	Crane Co.	259,930
11,275	Donaldson Co., Inc.	617,870
7,782	Gardner Denver, Inc.	494,546
9,043	Graco, Inc.	308,728
12,053	Harsco Corp.	233,708
12,395	IDEX Corp.	386,228
12,134	Kennametal, Inc.	397,267
12,575	Lincoln Electric Holdings, Inc.	364,801
8,904	Nordson Corp.	353,845
13,616	Oshkosh Corp. (b)	214,316
14,737	Pentair, Inc.	471,731
7,588	SPX Corp.	343,812
16,367	Terex Corp. (b)	167,926
12,605	Timken Co.	413,696
11,944	Trinity Industries, Inc.	255,721
3,355	Valmont Industries, Inc.	261,489
7,178	Wabtec Corp.	379,501
		6,423,165
Marine (0.5%)
6,170	Alexander & Baldwin, Inc.	225,390
8,284	Kirby Corp. (b)	436,070
		661,460
Professional Services (0.9%)
6,203	FTI Consulting, Inc. (b)	228,332
6,980	Korn/Ferry International (b)	85,086
12,235	Manpower, Inc.	411,341
5,142	The Corporate Executive Board Co.	153,232
7,857	Tower Watson & Co. - Class A	469,691
		1,347,682
Road & Rail (1.3%)
8,255	Con-way, Inc.	182,683
13,822	JB Hunt Transport Services, Inc.	499,251
16,400	Kansas City Southern (b)	819,344
7,118	Landstar System, Inc.	281,588
6,594	Werner Enterprises, Inc.	137,353
		1,920,219
Trading Companies & Distributors (0.7%)
6,893	GATX Corp.	213,614
6,973	MSC Industrial Direct Co. - Class A	393,696
9,322	United Rentals, Inc. (b)	156,982
4,240	Watsco, Inc.	216,664
		980,956
Transportation (0.1%)
15,346	UTi Worldwide, Inc.	200,112

Information Technology (15.3%)
Communications Equipment (1.1%)
9,622	ADTRAN, Inc.	254,598
14,468	Ciena Corp. (b)	162,042
6,974	Plantronics, Inc.	198,410
26,413	Polycom, Inc. (b)	485,207
23,140	Riverbed Technology, Inc. (b)	461,874
		1,562,131
Computers & Peripherals (0.6%)
9,588	Diebold, Inc.	263,766
23,490	NCR Corp. (b)	396,746
15,522	QLogic Corp. (b)	196,819
		857,331

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Information Technology—continued
Electronic Equipment, Instruments & Components (2.0%)
17,161	Arrow Electronics, Inc. (b)	$476,733
22,819	Avnet, Inc. (b) (c)	595,120
23,511	Ingram Micro, Inc. - Class A (b)	379,232
6,093	Itron, Inc. (b)	179,743
13,814	National Instruments Corp.	315,788
6,482	Tech Data Corp. (b)	280,217
18,338	Trimble Navigation, Ltd. (b) (c)	615,240
23,470	Vishay Intertechnology, Inc. (b)	196,209
		3,038,282
Internet Software & Services (1.1%)
15,974	AOL, Inc. (b)	191,688
5,865	Digital River, Inc. (b)	121,581
7,062	Equinix, Inc. (b)	627,318
15,386	Rackspace Hosting, Inc. (b)	525,278
12,371	ValueClick, Inc. (b)	192,493
		1,658,358
IT Services (2.5%)
12,133	Acxiom Corp. (b)	129,095
7,592	Alliance Data Systems Corp. (b)	703,778
18,451	Broadridge Financial Solutions, Inc.	371,603
17,921	Convergys Corp. (b)	168,099
15,891	CoreLogic, Inc. (b)	169,557
5,282	DST Systems, Inc.	231,510
14,415	Gartner, Inc. - Class A (b)	502,651
11,970	Global Payments, Inc.	483,468
12,902	Jack Henry & Associates, Inc.	373,900
12,601	Lender Processing Services, Inc.	172,508
3,406	Mantech International Corp. - Class A	106,880
10,954	NeuStar, Inc. - Class A (b)	275,384
		3,688,433
Office Electronics (0.2%)
8,043	Zebra Technologies Corp. - Class A (b)	248,850
Semiconductors & Semiconductor Equipment (3.2%)
69,523	Atmel Corp. (b)	561,051
17,278	Cree, Inc. (b)	448,882
25,676	Cypress Semiconductor Corp. (b)	384,370
19,067	Fairchild Semiconductor International, Inc. (b)	205,924
21,829	Integrated Device Technology, Inc. (b)	112,419
10,416	International Rectifier Corp. (b)	193,946
18,797	Intersil Corp. - Class A	193,421
18,486	Lam Research Corp. (b)	702,098
41,271	RF Micro Devices, Inc. (b)	261,658
9,736	Semtech Corp. (b)	205,430
6,609	Silicon Laboratories, Inc. (b)	221,468
27,818	Skyworks Solutions, Inc. (b)	499,055
11,262	Varian Semiconductor Equipment Associates, Inc. (b)	688,671
		4,678,393
Software (4.6%)
4,937	ACI Worldwide, Inc. (b)	135,965
4,876	Advent Software, Inc. (b)	101,665
13,740	ANSYS, Inc. (b)	673,809
40,187	Cadence Design Systems, Inc. (b)	371,328
6,934	Concur Technologies, Inc. (b)	258,083
6,844	Factset Research Systems, Inc.	608,911
5,766	Fair Isaac Corp.	125,872
15,946	Informatica Corp. (b)	652,989
13,935	Mentor Graphics Corp. (b)	134,055
12,067	MICROS Systems, Inc. (b)	529,862
17,537	Parametric Technology Corp. (b)	269,719
8,722	Quest Software, Inc. (b)	138,505
16,615	Rovi Corp. (b)	714,113
10,550	Solera Holdings, Inc.	532,775
21,512	Synopsys, Inc. (b)	524,032
24,278	TIBCO Software, Inc. (b)	543,584
15,490	VeriFone Systems, Inc. (b)	542,460
		6,857,727
Materials (6.1%)
Chemicals (2.5%)
13,700	Albemarle Corp.	553,480
11,651	Ashland, Inc.	514,275
9,768	Cabot Corp.	242,051
7,418	Cytec Industries, Inc.	260,669
7,861	Intrepid Potash, Inc. (b)	195,503
2,683	Minerals Technologies, Inc.	132,191
1,633	NewMarket Corp.	248,004
11,913	Olin Corp.	214,553
19,563	RPM International, Inc.	365,828
7,439	Sensient Technologies Corp.	242,140

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Materials—continued
6,657	The Scotts Miracle-Gro Co. - Class A	$296,902
13,957	Valspar Corp.	435,598
		3,701,194
Construction Materials (0.3%)
6,873	Martin Marietta Materials, Inc.	434,511
Containers & Packaging (1.8%)
9,972	Aptargroup, Inc.	445,449
4,594	Greif, Inc. - Class A	197,037
14,892	Packaging Corp. of America	346,984
10,634	Rock-Tenn Co. - Class A	517,663
7,396	Silgan Holdings, Inc.	271,729
14,918	Sonoco Products Co.	421,135
16,225	Temple-Inland, Inc.	508,978
		2,708,975
Metals & Mining (1.1%)
6,636	Carpenter Technology Corp.	297,890
17,253	Commercial Metals Co.	164,076
4,956	Compass Minerals International, Inc.	330,962
11,179	Reliance Steel & Aluminum Co.	380,198
32,655	Steel Dynamics, Inc.	323,937
8,241	Worthington Industries, Inc.	115,127
		1,612,190
Paper & Forest Products (0.4%)
5,986	Domtar Corp.	408,066
19,735	Louisiana-Pacific Corp. (b)	100,648
		508,714
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
22,506	tw telecom, Inc. (b)	371,799
Wireless Telecommunication Services (0.2%)
13,645	Telephone & Data Systems, Inc.	289,956

Utilities (6.6%)
Electric Utilities (2.1%)
9,093	Cleco Corp.	310,435
17,629	DPL, Inc.	531,338
20,310	Great Plains Energy, Inc.	391,983
14,265	Hawaiian Electric Industries, Inc.	346,354
7,371	IDACORP, Inc.	278,476
35,242	NV Energy, Inc.	518,410
12,943	PNM Resources, Inc.	212,654
17,295	Westar Energy, Inc.	456,934
		3,046,584
Gas Utilities (2.1%)
11,698	AGL Resources, Inc.	476,576
13,483	Atmos Energy Corp.	437,523
10,764	Energen Corp.	440,140
12,354	National Fuel Gas Co.	601,393
26,508	Questar Corp.	469,457
16,696	UGI Corp.	438,604
7,622	WGL Holdings, Inc.	297,792
		3,161,485
Multi-Utilities (2.1%)
16,573	Alliant Energy Corp.	641,043
5,812	Black Hills Corp.	178,080
28,193	MDU Resources Group, Inc.	541,024
15,469	NSTAR	693,166
14,631	OGE Energy Corp.	699,215
12,213	Vectren Corp.	330,728
		3,083,256
Water Utilities (0.3%)
20,668	Aqua America, Inc.	445,809
Total Common Stocks (cost: $137,038,964)		142,777,129

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (3.9%)
Investment Companies (3.9%)
500,000	JPMorgan U.S. Government Money Market Fund, current rate 0.010%	$500,000
650,000	SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000
4,695,023	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,695,023
	Total Short-Term Securities (cost: $5,845,023)	5,845,023
	Total investments in securities (cost: $142,883,987) (e)	$148,622,152
	Liabilities in excess of cash and other assets (-0.4%)	(520,968)
	Total net assets (100.0%)	$148,101,184

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2011, securities with an aggregate market value of $2,522,270 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® E-Mini Future	December 2011	71	Long	$—	$540,286

		71		$0	$540,286

(d)	The Portfolio held 0.9% of net assets in foreign securities at September 30, 2011.
(e)

At September 30, 2011 the cost of securities for federal income tax purposes was $143,603,350. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$26,237,223
Gross unrealized depreciation	(21,218,421)
Net unrealized appreciation	$5,018,802

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2011

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Fair Value(a)
Common Stocks (93.4%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (1.0%)
22,300	Starwood Hotels & Resorts Worldwide, Inc.	$865,686
Household Durables (0.3%)
19,900	Lennar Corp. - Class A	269,446

Financial (90.4%)
Diversified REIT’s (4.6%)
41,900	Cousins Properties, Inc.	245,115
20,400	PS Business Parks, Inc.	1,010,616
51,700	Retail Opportunity Investments Corp.	572,836
17,486	Vornado Realty Trust	1,304,806
30,300	Washington Real Estate Investment Trust	853,854
		3,987,227
Industrial REIT’s (4.3%)
20,600	DuPont Fabros Technology, Inc.	405,614
10,200	EastGroup Properties, Inc.	389,028
122,281	ProLogis, Inc.	2,965,314
		3,759,956
Mortgage REIT’s (0.2%)
14,800	Colony Financial, Inc.	191,216
Office REIT’s (15.8%)
32,000	Alexandria Real Estate Equities, Inc.	1,964,480
97,200	BioMed Realty Trust, Inc.	1,610,604
43,083	Boston Properties, Inc.	3,838,695
39,600	Digital Realty Trust, Inc.	2,184,336
32,108	Douglas Emmett, Inc.	549,047
60,900	Kilroy Realty Corp.	1,906,170
30,600	SL Green Realty Corp.	1,779,390
		13,832,722
Real Estate Operating Companies (2.9%)
155,816	Brookfield Properties Corp. (b)	2,145,586
37,500	Forest City Enterprises, Inc. - Class A (c)	399,750
		2,545,336
Real Estate Services (0.8%)
55,200	CB Richard Ellis Group, Inc. - Class A (c)	742,992
Residential REIT’s (20.9%)
42,200	American Campus Communities, Inc.	1,570,262
75,900	Associated Estates Realty Corp.	1,173,414
15,800	AvalonBay Communities, Inc.	1,801,990
13,000	Boardwalk Real Estate Investment Trust (b)	601,065
16,300	BRE Properties, Inc.	690,142
42,200	Camden Property Trust	2,331,972
2,700	Equity Lifestyle Properties, Inc.	169,290
95,100	Equity Residential	4,932,837
10,916	Essex Property Trust, Inc.	1,310,357
38,000	Home Properties, Inc.	2,156,880
25,600	Mid-America Apartment Communities, Inc.	1,541,632
		18,279,841
Retail REIT’s (21.1%)
74,836	Acadia Realty Trust	1,399,433
37,884	Agree Realty Corp.	825,114
61,100	CBL & Associates Properties, Inc.	694,096
101,594	Cedar Shopping Centers, Inc.	315,957
121,000	DDR Corp.	1,318,900
20,500	Equity One, Inc.	325,130
64,234	General Growth Properties, Inc.	777,231
27,778	Primaris Retail Real Estate Investment Trust (b)	546,470
4,800	Regency Centers Corp.	169,584
73,279	Simon Property Group, Inc.	8,059,224
10,600	Taubman Centers, Inc.	533,286
55,269	The Macerich Co.	2,356,118
55,100	Weingarten Realty Investors	1,166,467
		18,487,010
Specialized REIT’s (19.8%)
9,500	Entertainment Properties Trust	370,310
26,600	Extra Space Storage, Inc.	495,558
99,100	HCP, Inc.	3,474,446
63,200	Health Care REIT, Inc.	2,957,760
192,779	Hersha Hospitality Trust	667,015
173,546	Host Hotels & Resorts, Inc.	1,898,593
32,200	LaSalle Hotel Properties	618,240
15,800	LTC Properties, Inc.	400,056
20,900	Public Storage	2,327,215
43,200	Sabra Health Care REIT, Inc.	412,128
22,300	Sovran Self Storage, Inc.	828,891

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Financial—continued
61,800	Sunstone Hotel Investors, Inc. (c)	$351,642
51,596	Ventas, Inc.	2,548,843
		17,350,697
Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
15,700	American Tower Corp. - Class A (c)	844,660
16,600	Crown Castle International Corp. (c)	675,122
		1,519,782

Total Common Stocks (cost: $67,592,310)		81,831,911

Preferred Stocks (2.0%)
Financial (2.0%)
Diversified REIT’s (0.5%)
20,500	CapLease, Inc. (Series A)	478,265
Office REIT’s (0.9%)
30,500	Digital Realty Trust, Inc. Series E	760,670
Specialized REIT’s (0.6%)
22,400	Pebblebrook Hotel Trust Series B	553,280
Total Preferred Stocks (cost: $1,791,478)		1,792,215

Exchange Traded Funds (0.1%)
7,500	ProShares UltraShort Real Estate (ETF)	130,575
Total Exchange Traded Funds (cost: $107,989)		130,575

See accompanying notes to investments in securities.

Shares		Fair Value(a)
Short-Term Securities (4.9%)
Investment Company (4.9%)
4,249,783	Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	$4,249,783
	Total Short-Term Securities (cost: $4,249,783)	4,249,783
	Total investments in securities (cost: $73,741,560) (d)	$88,004,484
	Liabilities in excess of cash and other assets (-0.4%)	(387,415)
	Total net assets (100.0%)	$87,617,069

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	The Portfolio held 3.8% of net assets in foreign securities at September 30, 2011.
(c)	Non-income producing security.
(d)

At September 30, 2011 the cost of securities for federal income tax purposes was $75,637,878. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$15,850,452
Gross unrealized depreciation	(3,483,846)
Net unrealized appreciation	$12,366,606

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

September 30, 2011

(Unaudited)

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence the issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)             Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At September 30, 2011, no Portfolios were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2011, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $35,957,564 and $15,776,637, respectively. The Portfolios have segregated sufficient assets as collateral to cover such when-issued and forward commitments.

(3)         Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits its investment in illiquid securities to 5% of net assets. At September 30, 2011, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage were $14,724,980 and $3,375,285, respectively, which represent 4.0% and 3.1% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities:

	Fair Value Measurement at September 30, 2011 using
Fund*	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$—	$207,604,967	$—	$207,604,967
Asset-Backed	—	18,656,719	1,620,907	20,277,626
Other Mortgage-Backed	—	28,694,099	—	28,694,099
Corporate Obligations	—	101,647,253	—	101,647,253
Investment Companies	38,966,171	—	—	38,966,171
Total Investments	38,966,171	356,603,038	1,620,907	397,190,116
Liabilities
Other Financial Instruments**
Futures Contracts	(132,965)	—	—	(132,965)
Money Market
Assets
Commercial Paper	—	34,746,228	—	34,746,228
Corporate Notes	—	13,532,195	—	13,532,195
U.S. Government Obligations	—	45,948,574	—	45,948,574
Other Short-Term Investments	—	7,454,595	1,000,000	8,454,595
Investment Companies	13,058,816	—	—	13,058,816
Total Investments	13,058,816	101,681,592	1,000,000	115,740,408

Mortgage Securities
Assets
Government Obligations	—	95,341,126	—	95,341,126
Asset-Backed	—	3,873,461	910,733	4,784,194
Other Mortgage-Backed	—	6,071,796	366,854	6,438,650
Investment Companies	16,483,407	—	—	16,483,407
Total Investments	16,483,407	105,286,383	1,277,587	123,047,377
Index 500
Assets
Common Stocks	373,693,666	—	—	373,693,666
Investment Companies	10,657,937	—	—	10,657,937
Total Investments	384,351,603	—	—	384,351,603
Liabilities
Other Financial Instruments**
Futures Contracts	(520,864)	—	—	(520,864)
International Bond
Assets
Long Term Debt Securities
Argentina	—	705,179	—	705,179
Australia	—	10,666,066	—	10,666,066
Brazil	—	6,675,690	—	6,675,690
Great Britain	—	2,015,094	—	2,015,094
Hungary	—	3,920,611	—	3,920,611
Indonesia	—	8,334,571	—	8,334,571
Ireland	—	1,327,493	—	1,327,493
Israel	—	937,295	—	937,295
Lithuania	—	2,242,112	—	2,242,112
Malaysia	—	1,746,975	—	1,746,975
Mexico	—	7,104,647	—	7,104,647
Philippines	—	183,367	—	183,367
Poland	—	9,939,145	—	9,939,145
Qatar	—	916,300	—	916,300
Russia	—	3,346,681	—	3,346,681
South Africa	—	2,367,750	—	2,367,750
South Korea	—	17,474,368	—	17,474,368
Sri Lanka	—	—	2,036,457	2,036,457
Supra-National	—	785,331	—	785,331
Sweden	—	4,721,582	—	4,721,582
Ukraine	—	1,021,546	—	1,021,546
United Arab Emirates	—	912,000	—	912,000
United States	—	2,648,555	—	2,648,555
Venezuela	—	766,350	—	766,350
Vietnam	—	862,400	—	862,400
Short Term Debt Securities
Egypt	—	793,775	—	793,775
Great Britain	—	3,424,384	—	3,424,384
Hungary	—	107,912	—	107,912
Israel	—	1,198,391	318,094	1,516,485
Malaysia	—	3,284,876	—	3,284,876
Norway	—	3,988,027	—	3,988,027
Philippines	—	78,213	14,716	92,929
Sri Lanka	—	—	1,203	1,203
Sweden	—	69,653	—	69,653

United States	—	950,000	—	950,000
Investment Companies	2,124,076	—	—	2,124,076
Total Investments	2,124,076	105,516,339	2,370,470	110,010,885
Liabilities
Other Financial Instruments**
Forward Foreign Currency Contracts	(2,128,284)	—	—	(2,128,284)
Index 400 Mid-Cap
Assets
Common Stocks	142,777,129	—	—	142,777,129
Investment Companies	5,845,023	—	—	5,845,023
Total Investments	148,622,152	—	—	148,622,152
Liabilities
Other Financial Instruments**
Futures Contracts	(540,286)	—	—	(540,286)
Real Estate Securities
Assets
Common Stocks	81,831,911	—	—	81,831,911
Preferred Stocks	1,792,215	—	—	1,792,215
Exchange Traded Funds	130,575	—	—	130,575
Investment Companies	4,249,783	—	—	4,249,783
Total Investments	88,004,484	—	—	88,004,484

* For additional details, see Schedule of Investments.

**Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities.  All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of Foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term debt securities comprised of Foreign government and state and political subdivision securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended September 30, 2011, it has been determined that no significant transfers between Levels 1 and 2 occurred.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.  The Fund’s policy is to recognize transfers between the levels as of the end of the period.  The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Portfolio	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gains (Losses)	Total Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance 09/30/2011	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 9/30/2011
Bond
Asset-Backed	1,142,426	—	86,260	1	—	564,740	—	—	1,620,907	518,821
Other Mortgage Backed	1,421,880	—	1,486,855	8,121	639,558	(565,701)	—	(17,003)	—	—
Total	2,564,306	—	1,573,115	8,122	639,558	(961)	—	(17,003)	1,620,907	518,821

Money Market	—	1,000,000	—	—	—	—	—	—	1,000,000	—
Total	—	1,000,000	—	—	—	—	—	—	1,000,000	—

Mortgage Securities
Asset-Backed	862,287	—	157,719	1	18	206,146	—	—	910,733	206,146
Other Mortgage Backed	1,052,193	119,794	543,689	(2,972)	(313,243)	216,955	—	(162,184)	366,854	37,575
Total	1,914,480	119,794	701,408	(2,971)	(313,225)	423,101	—	(162,184)	1,277,587	243,721

International Bond
Egypt	361,473	—	362,569	284	(17,949)	18,761	—	—	—	—
Israel	1,297,346	—	1,006,826	16,828	84,608	(73,862)	—	—	318,094	19,276
Malaysia	756,258	254,829	103,731	19,845	4,766	(37,836)	—	(894,131)	—	—
Philippines	47,803	15,115	—	715	—	(419)	—	(48,498)	14,716	(417)
Sri Lanka	2,008,612	38,304	41,191	5,156	1,827	24,952	—	—	2,037,660	26,657
Total	4,471,492	308,248	1,514,317	42,828	73,252	(68,404)	—	(942,629)	2,370,470	45,516

(5)   Derivative Instruments Reporting

The Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to generally manage the Index Portfolios’ liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
Portfolio	Total Value at 9/30/11	Equity	Interest Rate	Credit	Foreign Exchange
Bond	$(132,965)	$—	$(132,965)	$—	$—
Money Market	—	—	—	—	—
Mortgage Securities	—	—	—	—	—
Index 500	(520,864)	(520,864)	—	—	—
International Bond	(2,128,284)	—	—	—	(2,128,284)
Index 400 Mid-Cap	(540,286)	(540,286)	—	—	—
Real Estate Securities	—	—	—	—	—

(6)   Subsequent Events

At a Board of Directors meeting held July 28, 2011, a reorganization agreement was approved (subject to Fund shareholder approval) under which each Portfolio of the Fund will be reorganized as a separate portfolio of Securian Funds Trust, a newly formed Delaware statutory trust. The successor portfolios will have the same investment adviser, investment objectives, principal strategies and risks as the corresponding predecessor Portfolios, and portfolio expenses are not expected to increase as a result of the reorganization. At a meeting of shareholders held October 21, 2011, shareholders of each of the Fund’s Portfolios approved the reorganization agreement. The proposed reorganization will likely take effect early in 2012, although the date may be adjusted.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
/s/ David M. Kuplic
David M. Kuplic, President

Date:  November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)
/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  November 22, 2011